Putnam PanAgora Market Neutral Fund
The fund's portfolio
5/31/20 (Unaudited)

INVESTMENT COMPANIES (46.1%)(a)
	Shares	Value
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	640	$3,635
State Street Institutional U.S. Government Money Market Fund	3,939,067	3,939,067

Total investment companies (cost $3,943,561)		$3,942,702

UNITS (11.0%)(a)
	Units	Value
Acamar Partners Acquisition Corp.(NON)	419	$4,291
Alussa Energy Acquisition Corp. (Cayman Islands)(NON)	856	8,483
Amplitude Healthcare Acquisition Corp.(NON)	2,947	29,529
B. Riley Principal Merger Corp. II(NON)	2,620	26,174
CC Neuberger Principal Holdings I(NON)	2,652	27,024
Chardan Healthcare Acquisition 2 Corp.(NON)	2,652	26,493
CHP Merger Corp.(NON)	2,747	27,745
CIIG Merger Corp.(NON)	4,529	45,335
Collective Growth Corp.(NON)	2,803	27,890
DFP Healthcare Acquisitions Corp.(NON)	2,866	28,746
dMY Technology Group, Inc.(NON)	2,885	29,196
East Stone Acquisition Corp.(NON)	4,230	42,089
FinServ Acquisition Corp.(NON)	831	8,194
Foley Trasimene Acquisition Corp.(NON)	2,626	26,917
Fortress Value Acquisition Corp.(NON)	2,652	26,547
Galileo Acquisition Corp.(NON)	888	8,827
GigCapital3, Inc.(NON)	2,833	28,160
Gores Holdings IV, Inc.(NON)	1,306	13,844
Greenrose Acquisition Corp.(NON)	3,350	32,931
GX Acquisition Corp.(NON)	417	4,233
Healthcare Merger Corp.(NON)	2,705	28,105
InterPrivate Acquisition Corp.(NON)	2,918	29,180
Jaws Acquisition Corp.(NON)	2,620	27,038
Juniper Industrial Holdings, Inc.(NON)	841	8,418
Landcadia Holdings II, Inc.(NON)	1,165	12,174
LGL Systems Acquisition Corp.(NON)	2,568	25,629
Lifesci Acquisition Corp.(NON)	2,866	29,806
LIV Capital Acquisition Corp. (Mexico)(NON)	2,822	27,825
Live Oak Acquisition Corp.(NON)	2,803	27,582
Longview Acquisition Corp.(NON)	2,611	26,149
Novus Capital Corp.(NON)	2,639	26,126
Osprey Technology Acquisition Corp.(NON)	870	8,674
Pivotal Investment Corp. II(NON)	2,047	20,490
PropTech Acquisition Corp.(NON)	1,896	18,960
Replay Acquisition Corp.(NON)	843	8,438
RMG Acquisition Corp.(NON)	858	8,606
Roth CH Acquisition I Co.(NON)	2,787	28,009
SCVX Corp.(NON)	4,239	42,600
Software Acquisition Group, Inc.(NON)	865	8,728
South Mountain Merger Corp.(NON)	429	4,376
Tuscan Holdings Corp. II(NON)	441	4,410
Union Acquisition Corp. II(NON)	3,543	35,465
Yunhong International (China)(NON)	905	8,869

Total units (cost $931,257)		$938,305

COMMON STOCKS (0.1%)(a)
	Shares	Value
Morgan Stanley	219	$9,680

Total common stocks (cost $8,420)		$9,680
TOTAL INVESTMENTS

Total investments (cost $4,883,238)		$4,890,687

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$59,596	$58,538	$—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	1-800-Flowers.com Inc — Monthly	$(1,069)
1,530	1,516	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	A10 Networks Inc — Monthly	(14)
4,897	5,057	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aberdeen Income Credit Strategies Fund — Monthly	233
9,862	9,762	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Abivax SA — Monthly	(102)
41,561	41,715	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Acacia Communications Inc — Monthly	145
2,905	—	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Achillion Pharmaceutical — Monthly	(2,905)
11,485	11,439	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ACS Actividades de Construccion y Servicios SA — Monthly	(49)
31,242	30,686	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Adamas Pharmaceuticals Inc — Monthly	(564)
43,178	99,995	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Adaptimmune Therapeutics Plc — Monthly	56,810
37,200	37,417	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Adesto Technologies Corp — Monthly	208
42,432	41,501	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Advanced Disposal Services Inc — Monthly	(942)
23,774	23,774	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Advanced Petrochemical Co — Monthly	(22)
5,571	5,678	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Advent Convertible and Income Fund — Monthly	158
16,900	17,595	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Affimed NV — Monthly	692
60,673	82,295	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agenus Inc — Monthly	21,607
18,518	19,450	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Agility Public Warehousing Co KSC — Monthly	916
44,903	42,960	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agilysys Inc — Monthly	(1,953)
10,544	10,223	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aida Engineering Ltd — Monthly	51
53,260	51,218	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Airgain Inc — Monthly	(2,053)
12,101	10,703	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Airtac International Group — Monthly	(1,401)
9,735	9,886	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Akzo Nobel NV — Monthly	344
20,426	23,985	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aldeyra Therapeutics Inc — Monthly	3,555
28,063	25,113	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alexander & Baldwin Inc — Monthly	(2,956)
6,690	6,770	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alfresa Holdings Corp — Monthly	149
18,911	19,495	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alibaba Group Holding Ltd — Monthly	579
5,663	5,757	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Alliance Global Group Inc — Monthly	90
7,921	8,111	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AllianzGI Convertible & Income Fund — Monthly	268
3,997	4,096	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AllianzGI Convertible & Income Fund II — Monthly	140
3,107	3,178	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AllianzGI Diversified Income & Convertible Fund — Monthly	93
19,779	19,313	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allison Transmission Holdings Inc — Monthly	(383)
15,344	15,356	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allstate Corp/The — Monthly	94
10,732	10,063	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ally Financial Inc — Monthly	(562)
6,655	6,539	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alpen Co Ltd — Monthly	(117)
47,337	43,416	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alpha & Omega Semiconductor Ltd — Monthly	(3,931)
18,464	18,636	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alphabet Inc — Monthly	166
32,064	32,895	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Altium Ltd — Monthly	824
14,585	14,258	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amada Co Ltd — Monthly	(11)
4,318	4,319	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amano Corp — Monthly	94
16,873	17,097	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amazon.com Inc — Monthly	218
14,476	13,867	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ameriprise Financial Inc — Monthly	(509)
18,199	18,591	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AmerisourceBergen Corp — Monthly	470
40,562	40,644	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amicus Therapeutics Inc — Monthly	72
38,421	37,072	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amkor Technology Inc — Monthly	(1,357)
4,455	4,456	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amuse Inc — Monthly	30
21,778	20,400	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AngioDynamics Inc — Monthly	(1,383)
2,923	2,947	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Apollo Senior Floating Rate Fund Inc — Monthly	44
11,452	11,446	—	8/31/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Apple Inc — Monthly	21
48,879	47,937	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ArcBest Corp — Monthly	(781)
14,810	13,969	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arch Capital Group Ltd — Monthly	(844)
50,279	49,074	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ardelyx Inc — Monthly	(1,217)
36,977	38,014	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arena Pharmaceuticals Inc — Monthly	1,029
9,348	10,334	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Argo Graphics Inc — Monthly	1,072
53,519	50,784	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Artisan Partners Asset Management Inc — Monthly	(1,676)
8,913	9,067	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ascom Holding AG — Monthly	152
24,660	24,618	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ashtead Group PLC — Monthly	(47)
31,870	33,308	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ASM International NV — Monthly	1,903
6,744	7,101	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Astellas Pharma Inc — Monthly	422
6,989	7,071	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Atresmedia Corp de Medios de Comunicacion SA — Monthly	80
5,706	5,717	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AUDI AG — Monthly	10
13,535	13,890	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aurizon Holdings Ltd — Monthly	352
7,640	7,319	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Australian Pharmaceutical Industries Ltd — Monthly	(323)
5,347	5,302	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avex Inc — Monthly	79
4,093	3,895	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avnet Inc — Monthly	(198)
8,152	8,050	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BAIC Motor Corp Ltd — Monthly	(104)
17,241	17,133	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Balfour Beatty PLC — Monthly	(111)
15,557	14,219	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Banco Latinoamericano de Comercio Exterior SA — Monthly	(1,039)
20,420	18,958	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank of America Corp — Monthly	(1,466)
9,207	8,393	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank of Commerce Holdings — Monthly	(816)
36,967	35,602	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank of Marin Bancorp — Monthly	(1,130)
9,295	8,958	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank of New York Mellon Corp/The — Monthly	(265)
47,664	45,072	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Banner Corp — Monthly	(2,602)
41,041	39,394	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Barrett Business Services Inc — Monthly	(1,423)
12,656	11,900	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Baudax Bio Inc — Monthly	(758)
15,041	15,533	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bavarian Nordic A/S — Monthly	489
37,063	31,592	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BBX Capital Corp — Monthly	(5,479)
4,877	4,846	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beauty Garage Inc — Monthly	(7)
9,431	9,005	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beenos Inc — Monthly	(428)
23,011	23,672	—	6/19/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BeiGene Ltd — Monthly	656
11,308	11,216	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beijing Capital International Airport Co Ltd — Monthly	(95)
15,291	15,577	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Berkeley Group Holdings PLC — Monthly	282
39,122	38,415	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Biglari Holdings Inc — Monthly	(716)
8,474	8,955	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bilia AB — Monthly	480
7,325	7,939	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bill.com Holdings Inc — Monthly	614
51,634	53,662	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Biohaven Pharmaceutical Holding Co Ltd — Monthly	2,018
10,420	11,341	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Biotage AB — Monthly	919
30,205	27,606	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BJ's Restaurants Inc — Monthly	(2,445)
9,576	10,179	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackline Inc — Monthly	602
3,920	3,963	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock California Municipal Income Trust — Monthly	54
23,159	23,068	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Corporate High Yield Fund Inc — Monthly	82
5,458	5,574	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Debt Strategies Fund Inc — Monthly	162
11,555	11,649	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Floating Rate Income Strategies Fund Inc — Monthly	173
3,360	3,388	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Floating Rate Income Trust — Monthly	51
1,927	1,957	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Municipal Income Quality Trust — Monthly	37
3,452	3,533	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Municipal Income Trust — Monthly	95
2,460	2,512	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniEnhanced Fund Inc — Monthly	60
5,926	5,968	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniHoldings Investment Quality Fund — Monthly	62
2,498	2,529	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniHoldings New Jersey Quality Fund Inc — Monthly	41
2,424	2,472	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniHoldings Quality Fund II Inc — Monthly	57
1,795	1,835	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniHoldings Quality Fund Inc — Monthly	46
1,907	1,942	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniVest Fund II Inc — Monthly	43
4,226	4,314	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniVest Fund Inc — Monthly	104
3,403	3,431	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniYield California Quality Fund Inc — Monthly	39
3,890	3,965	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniYield Fund Inc — Monthly	92
1,790	1,810	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniYield Michigan Quality Fund Inc — Monthly	27
2,013	2,037	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniYield New Jersey Fund Inc — Monthly	33
4,832	4,904	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniYield Quality Fund III Inc — Monthly	88
2,520	2,553	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniYield Quality Fund Inc — Monthly	42
14,631	14,692	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Taxable Municipal Bond Trust — Monthly	127
8,506	8,630	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackstone / GSO Strategic Credit Fund — Monthly	201
5,508	5,628	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BML Inc — Monthly	127
3,490	3,549	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BNY Mellon Strategic Municipal Bond Fund Inc — Monthly	73
3,029	3,107	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BNY Mellon Strategic Municipals Inc — Monthly	92
10,408	11,048	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bogota Financial Corp — Monthly	637
8,265	7,853	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bollore SA — Monthly	(414)
2,792	2,802	—	1/28/25	Federal Funds Effective Rate US minus 4.30% — Monthly	Bombardier Inc — Monthly	(2)
18,369	18,903	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Boubyan Bank KSCP — Monthly	516
12,380	13,102	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Boubyan Petrochemicals Co KSCP — Monthly	710
62,357	63,437	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Box Inc — Monthly	1,068
20,225	19,691	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Boyd Gaming Corp — Monthly	(538)
5,702	5,878	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	bpost SA — Monthly	174
17,030	17,762	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Braemar Hotels & Resorts Inc — Monthly	728
2,570	2,605	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BrandywineGLOBAL Global Income Opportunities Fund Inc — Monthly	50
9,807	9,950	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bridgestone Corp — Monthly	142
3,145	3,003	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brightcove Inc — Monthly	(143)
18,703	16,922	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brink's Co/The — Monthly	(1,720)
17,456	17,259	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bristol-Myers Squibb Co — Monthly	(71)
16,996	17,268	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brookfield Real Assets Income Fund Inc — Monthly	475
15,419	15,105	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bruker Corp — Monthly	(302)
17,309	16,338	—	8/31/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brunswick Corp/DE — Monthly	(903)
64,663	60,370	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Builders FirstSource Inc — Monthly	(4,305)
11,899	12,488	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Burgan Bank SAK — Monthly	1,306
4,405	4,346	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	C&C Group PLC — Monthly	(60)
8,393	8,425	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CAC Holdings Corp — Monthly	30
19,596	20,997	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cadence Design Systems Inc — Monthly	1,394
42,153	41,425	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Caesars Entertainment Corp — Monthly	(735)
6,367	6,489	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cafe de Coral Holdings Ltd — Monthly	120
3,891	4,011	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Calamos Dynamic Convertible & Income Fund — Monthly	153
11,184	11,554	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Calbee Inc — Monthly	533
18,150	19,016	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Campbell Soup Co — Monthly	861
4,132	4,115	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Canon Inc — Monthly	(18)
40,461	38,584	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Capital City Bank Group Inc — Monthly	(1,886)
23,957	22,998	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Capital One Financial Corp — Monthly	(830)
2,800	3,402	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Card Factory PLC — Monthly	601
990	932	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CareTrust REIT Inc — Monthly	(58)
10,367	10,453	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carlsberg A/S — Monthly	84
3,765	3,578	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carnival PLC — Monthly	(187)
12,614	12,917	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carrier Global Corp — Monthly	300
14,427	14,521	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Catcher Technology Co Ltd — Monthly	93
9,637	9,762	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cawachi Ltd — Monthly	276
19,741	21,040	—	1/28/25	(Federal Funds Effective Rate US plus 0.70%) — Monthly	CD Projekt SA — Monthly	1,289
22,509	22,626	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CDW Corp/DE — Monthly	189
8,163	7,413	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cedar Realty Trust Inc — Monthly	(652)
8,283	8,275	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Celltrion Inc — Monthly	(8)
33,371	33,655	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Centene Corp — Monthly	282
39,985	37,183	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Central Valley Community Bancorp — Monthly	(2,539)
43,162	40,716	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Century Bancorp Inc/MA — Monthly	(2,391)
26,956	26,202	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Century Communities Inc — Monthly	(758)
14,844	13,430	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cerence Inc — Monthly	(1,417)
22,266	22,479	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Charoen Pokphand Foods PCL — Monthly	478
12,958	12,965	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Energy Engineering Corp Ltd — Monthly	5
8,050	8,267	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Grand Pharmaceutical and Healthcare Holdings Ltd — Monthly	217
12,925	12,075	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Lesso Group Holdings Ltd — Monthly	(489)
8,270	8,080	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Chong Kun Dang Pharmaceutical Corp — Monthly	(192)
8,141	8,395	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Chongkundang Holdings Corp — Monthly	254
8,277	7,809	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CIE Automotive SA — Monthly	(469)
12,114	12,047	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ciena Corp — Monthly	(70)
18,400	18,413	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cincinnati Bell Inc — Monthly	8
66,314	64,725	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cirrus Logic Inc — Monthly	(1,605)
4,665	4,641	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citizen Watch Co Ltd — Monthly	(26)
18,097	19,256	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citrix Systems Inc — Monthly	1,154
43,820	39,822	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Civista Bancshares Inc — Monthly	(3,720)
5,482	5,438	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CK Asset Holdings Ltd — Monthly	158
12,822	12,230	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CK Hutchison Holdings Ltd — Monthly	(2)
10,014	10,000	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clariant AG — Monthly	(17)
45,269	43,357	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clearfield Inc — Monthly	(1,922)
45,254	47,283	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cloudera Inc — Monthly	2,021
5,482	5,660	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CMIC Holdings Co Ltd — Monthly	193
14,426	14,551	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coca-Cola Amatil Ltd — Monthly	121
40,838	39,679	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coca-Cola Consolidated Inc — Monthly	(1,127)
6,001	6,116	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coca-Cola HBC AG — Monthly	114
16,087	14,831	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Comerica Inc — Monthly	(1,260)
11,179	11,008	—	1/28/25	(Federal Funds Effective Rate US plus 0.55%) — Monthly	ComfortDelGro Corp Ltd — Monthly	(173)
18,729	16,255	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Commercial Vehicle Group Inc — Monthly	(2,477)
944	838	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Community Healthcare Trust Inc — Monthly	(97)
36,332	36,980	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CommVault Systems Inc — Monthly	640
21,429	22,167	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Computacenter PLC — Monthly	733
6,866	6,936	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Computer Engineering & Consulting Ltd — Monthly	68
47,178	46,651	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Computer Programs and Systems Inc — Monthly	(328)
13,421	17,000	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Condor Hospitality Trust Inc — Monthly	3,576
22,358	22,096	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CONMED Corp — Monthly	(267)
17,294	18,262	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Constellation Pharmaceuticals Inc — Monthly	968
40,322	39,655	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cornerstone OnDemand Inc — Monthly	(675)
57,662	55,670	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CorVel Corp — Monthly	(2,002)
21,690	21,674	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CoStar Group Inc — Monthly	(21)
8,488	6,832	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coty Inc — Monthly	(1,659)
6,744	6,504	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Covestro AG — Monthly	(241)
14,858	14,090	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Coway Co Ltd — Monthly	(773)
36,047	36,143	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Craft Brew Alliance Inc — Monthly	87
17,172	16,103	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Crane Co — Monthly	(949)
46,499	42,830	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cross Country Healthcare Inc — Monthly	(3,680)
26,431	26,118	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cummins Inc — Monthly	(117)
921	830	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Curo Group Holdings Corp — Monthly	(85)
9,403	9,402	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cybernet Systems Co Ltd — Monthly	(3)
19,762	21,017	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Daelim Industrial Co Ltd — Monthly	1,249
5,968	5,814	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Daido Metal Co Ltd — Monthly	(17)
3,570	3,514	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Daiichikosho Co Ltd — Monthly	(9)
4,456	4,585	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Daiwa Securities Living Investments Corp — Monthly	213
19,625	20,946	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dali Foods Group Co Ltd — Monthly	1,315
9,942	10,217	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dassault Aviation SA — Monthly	273
17,867	18,378	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	DaVita Inc — Monthly	507
51,963	51,404	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Delphi Technologies PLC — Monthly	(567)
47,619	42,051	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Delta Apparel Inc — Monthly	(5,577)
10,285	10,797	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Demant A/S — Monthly	510
5,761	5,489	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	DeNA Co Ltd — Monthly	(206)
1,032	944	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Denny's Corp — Monthly	(88)
24,468	23,818	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	DENTSPLY SIRONA Inc — Monthly	(655)
10,112	9,877	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Deutsche Post AG — Monthly	(238)
8,003	7,956	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dexerials Corp — Monthly	93
1,051	958	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	DiamondRock Hospitality Co — Monthly	(93)
10,905	10,632	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	DIC Asset AG — Monthly	(276)
41,086	43,464	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dicerna Pharmaceuticals Inc — Monthly	2,368
869	967	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Diversified Healthcare Trust — Monthly	97
10,597	10,430	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Doosan Bobcat Inc — Monthly	(170)
26,068	26,063	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dover Corp — Monthly	120
16,651	16,476	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dropbox Inc — Monthly	(179)
8,491	8,512	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	DTS Corp — Monthly	136
35,660	34,712	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ducommun Inc — Monthly	(956)
3,403	3,451	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	DWS Municipal Income Trust — Monthly	58
22,818	28,268	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dynavax Technologies Corp — Monthly	5,446
6,146	6,190	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	East Japan Railway Co — Monthly	97
2,578	2,601	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance California Municipal Bond Fund — Monthly	31
19,100	17,592	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Corp — Monthly	(1,421)
8,458	8,565	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Floating-Rate Income Trust — Monthly	156
13,979	14,348	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Ltd Duration Income Fund — Monthly	493
4,297	4,398	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Municipal Income Trust — Monthly	115
10,033	10,161	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Senior Floating-Rate Trust — Monthly	186
1,771	1,794	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Short Duration Diversified Income Fund — Monthly	34
28,874	29,783	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	eBay Inc — Monthly	1,008
69,288	70,028	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	eGain Corp — Monthly	727
35,386	35,344	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	El Paso Electric Co — Monthly	(50)
12,133	11,827	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Emaar Development — Monthly	(319)
10,707	10,556	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Emerson Electric Co — Monthly	(66)
11,180	11,633	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Empire Co Ltd — Monthly	494
34,306	33,734	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enova International Inc — Monthly	(581)
28,756	28,920	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enphase Energy Inc — Monthly	159
57,102	53,207	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ensign Group Inc/The — Monthly	(3,843)
2,900	2,834	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enterprise Bancorp Inc/MA — Monthly	(46)
4,574	4,574	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Envestnet Inc — Monthly	—
9,720	9,661	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Envista Holdings Corp — Monthly	(61)
3,531	3,377	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enzo Biochem Inc — Monthly	(155)
45,094	45,412	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Esquire Financial Holdings Inc — Monthly	308
19,876	20,846	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Essity AB — Monthly	965
7,664	7,664	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eureka Homestead Bancorp Inc — Monthly	(2)
7,885	8,337	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Everbridge Inc — Monthly	451
4,916	4,821	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Exedy Corp — Monthly	16
11,589	11,286	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Expedia Group Inc — Monthly	(305)
54,815	54,029	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fabrinet — Monthly	(799)
11,457	11,255	—	8/31/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Facebook Inc — Monthly	(205)
15,817	14,928	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Faurecia SE — Monthly	(892)
43,273	41,466	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Federal Signal Corp — Monthly	(1,703)
2,223	2,037	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Federated Hermes Inc — Monthly	(161)
38,423	35,817	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Bancorp/Southern Pines NC — Monthly	(2,615)
18,039	17,577	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Choice Bancorp — Monthly	(154)
30,578	28,154	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Defiance Financial Corp — Monthly	(2,058)
1,464	1,477	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Eagle Senior Loan Fund — Monthly	13
44,159	43,049	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Financial Bankshares Inc — Monthly	(1,119)
55,525	52,999	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Foundation Inc — Monthly	(2,288)
17,930	17,250	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Hawaiian Inc — Monthly	(424)
7,154	7,318	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Trust High Income Long/Short Fund — Monthly	162
3,902	3,970	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Trust Senior Floating Rate Income Fund II — Monthly	96
17,105	16,332	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fitbit Inc — Monthly	(777)
93,384	98,677	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Five9 Inc — Monthly	5,272
10,408	9,880	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Flexsteel Industries Inc — Monthly	(529)
11,057	11,596	—	9/11/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	FLIR Systems Inc — Monthly	580
28,748	27,412	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ForeScout Technologies Inc — Monthly	(1,345)
19,148	20,323	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fortinet Inc — Monthly	1,170
35,611	33,825	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Franklin Financial Services Corp — Monthly	(1,388)
3,219	3,176	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Franklin Ltd Duration Income Trust — Monthly	(15)
8,750	9,147	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fresenius Medical Care AG & Co KGaA — Monthly	395
8,277	8,009	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fuji Electric Co Ltd — Monthly	(170)
8,263	8,419	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fuji Soft Inc — Monthly	155
9,431	9,313	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Furukawa Co Ltd — Monthly	255
7,228	7,527	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Furuno Electric Co Ltd — Monthly	372
29,721	27,765	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	GAMCO Investors Inc — Monthly	(1,962)
17,626	18,034	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Garmin Ltd — Monthly	404
11,473	10,459	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Generac Holdings Inc — Monthly	(1,016)
13,921	13,765	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Genexine Co Ltd — Monthly	(161)
9,095	9,114	—	1/28/25	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Genomma Lab Internacional SAB de CV — Monthly	19
29,170	28,714	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gentex Corp — Monthly	(462)
13,746	14,302	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Genting Malaysia Bhd — Monthly	556
9,661	9,779	—	1/28/25	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Genting Singapore Ltd — Monthly	114
12,974	13,225	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Georg Fischer AG — Monthly	249
19,718	20,689	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gerresheimer AG — Monthly	967
12,023	11,047	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Getty Realty Corp — Monthly	(978)
932	890	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Global Medical REIT Inc — Monthly	(42)
29,583	28,331	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	GlycoMimetics Inc — Monthly	(1,257)
9,030	9,803	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	GN Store Nord A/S — Monthly	770
11,437	11,146	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Go-Ahead Group PLC/The — Monthly	(294)
15,109	15,064	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	GoDaddy Inc — Monthly	(48)
43,164	42,253	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Great Lakes Dredge & Dock Corp — Monthly	(921)
8,853	8,087	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Green Cross Holdings Corp — Monthly	(766)
14,362	14,044	—	1/28/25	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Gruma SAB de CV — Monthly	(319)
16,052	15,739	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Grupo Aeroportuario del Pacifico SAB de CV — Monthly	(314)
7,612	7,568	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Grupo Aeroportuario del Sureste SAB de CV — Monthly	(45)
7,594	7,533	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	GS Retail Co Ltd — Monthly	(61)
2,841	2,891	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guggenheim Credit Allocation Fund — Monthly	81
15,436	15,698	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guggenheim Strategic Opportunities Fund — Monthly	435
4,094	4,153	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guggenheim Taxable Municipal Managed Duration Trust — Monthly	81
16,086	17,037	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Gulf Bank KSCP — Monthly	935
698	668	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	H&E Equipment Services Inc — Monthly	(19)
6,125	6,208	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hakuhodo DY Holdings Inc — Monthly	144
51,459	48,525	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hanger Inc — Monthly	(2,944)
19,956	19,520	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hanmi Pharm Co Ltd — Monthly	(444)
20,588	20,070	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hanover Insurance Group Inc/The — Monthly	(522)
5,475	5,525	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hanwa Co Ltd — Monthly	111
8,690	8,618	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hanwha Corp — Monthly	(74)
18,889	18,417	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hartford Financial Services Group Inc/The — Monthly	(319)
18,281	16,046	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hawaiian Holdings Inc — Monthly	(2,239)
902	890	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Healthcare Realty Trust Inc — Monthly	(3)
41,183	39,501	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	HealthStream Inc — Monthly	(1,692)
8,419	8,373	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	HeidelbergCement AG — Monthly	(48)
8,889	8,763	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Heijmans NV — Monthly	(128)
18,738	18,369	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Herbalife Nutrition Ltd — Monthly	(372)
49,863	44,267	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Herman Miller Inc — Monthly	(5,305)
59,033	56,610	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Heron Therapeutics Inc — Monthly	(2,434)
12,156	12,488	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Highland Income Fund — Monthly	446
8,300	8,540	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hill-Rom Holdings Inc — Monthly	238
46,715	45,977	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hilltop Holdings Inc — Monthly	(527)
62,341	63,417	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	HMS Holdings Corp — Monthly	1,063
5,193	5,271	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hokuetsu Corp — Monthly	146
19,939	20,564	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hologic Inc — Monthly	618
13,110	13,169	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Home Depot Inc/The — Monthly	59
14,012	14,085	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hotai Motor Co Ltd — Monthly	73
7,613	7,102	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Howmet Aerospace Inc — Monthly	(512)
17,437	17,995	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	HubSpot Inc — Monthly	555
15,948	16,307	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hyundai Mobis Co Ltd — Monthly	354
19,202	19,467	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	IAC/interactivecorp — Monthly	261
5,805	5,934	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Iida Group Holdings Co Ltd — Monthly	231
72,090	69,348	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ImmunoGen Inc — Monthly	(2,755)
37,416	36,781	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Immunomedics Inc — Monthly	(643)
6,913	6,840	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Inaba Denki Sangyo Co Ltd — Monthly	50
11,784	11,775	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Inchcape PLC — Monthly	(12)
26,421	27,414	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Incyte Corp — Monthly	986
6,729	7,043	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Indah Kiat Pulp & Paper Corp Tbk PT — Monthly	310
27,829	28,770	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Indofood Sukses Makmur Tbk PT — Monthly	921
7,955	8,490	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ingenia Communities Group — Monthly	534
69,418	68,645	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ingles Markets Inc — Monthly	(789)
21,800	21,828	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Innovent Biologics Inc — Monthly	23
14,424	14,955	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Inphi Corp — Monthly	530
60,053	58,180	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Insight Enterprises Inc — Monthly	(1,886)
20,335	19,233	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Insperity Inc — Monthly	(1,106)
58,664	53,352	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Installed Building Products Inc — Monthly	(5,321)
2,659	2,612	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Insteel Industries Inc — Monthly	(47)
44,750	41,892	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	International Bancshares Corp — Monthly	(2,867)
17,435	18,000	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Intuit Inc — Monthly	560
3,325	3,380	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Advantage Municipal Income Trust II — Monthly	68
3,754	3,812	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco California Value Municipal Income Trust — Monthly	72
14,714	14,851	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Dynamic Credit Opportunities Fund — Monthly	262
2,074	2,115	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco High Income Trust II — Monthly	58
6,211	6,351	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Municipal Opportunity Trust — Monthly	165
5,786	5,887	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Municipal Trust — Monthly	124
3,493	3,558	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Quality Municipal Income Trust — Monthly	79
22,073	22,137	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Senior Income Trust — Monthly	214
5,404	5,499	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Trust for Investment Grade Municipals — Monthly	117
4,708	4,768	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Value Municipal Income Trust — Monthly	77
10,395	10,909	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ipsen SA — Monthly	512
6,607	6,840	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	IPSOS — Monthly	232
17,178	17,494	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	IQVIA Holdings Inc — Monthly	310
13,335	13,501	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Itochu Techno-Solutions Corp — Monthly	264
24,437	23,426	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ITT Inc — Monthly	(1,016)
9,702	9,002	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	J Alexander's Holdings Inc — Monthly	(703)
10,578	9,993	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jabil Inc — Monthly	(560)
5,981	5,831	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jack in the Box Inc — Monthly	(151)
5,907	6,101	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Prime Realty Investment Corp — Monthly	193
9,448	10,089	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Property Management Center Co Ltd — Monthly	640
3,987	3,956	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Retail Fund Investment Corp — Monthly	79
5,888	5,946	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Tobacco Inc — Monthly	57
21,656	22,790	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jazz Pharmaceuticals PLC — Monthly	1,130
7,558	7,580	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	JBCC Holdings Inc — Monthly	125
33,852	35,260	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	JD.com Inc — Monthly	1,402
16,271	15,192	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jefferies Financial Group Inc — Monthly	(926)
14,009	14,134	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jiangsu Expressway Co Ltd — Monthly	122
48,091	47,904	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	John B Sanfilippo & Son Inc — Monthly	353
13,482	12,942	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	JPMorgan Chase & Co — Monthly	(540)
11,654	11,587	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	JVCKenwood Corp — Monthly	226
47,243	45,799	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kadmon Holdings Inc — Monthly	(1,455)
5,717	5,666	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kajima Corp — Monthly	51
6,835	6,992	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kato Sangyo Co Ltd — Monthly	210
5,334	5,436	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kawai Musical Instruments Manufacturing Co Ltd — Monthly	192
39,458	39,356	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	KEMET Corp — Monthly	(111)
8,371	8,323	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kemira Oyj — Monthly	148
7,211	6,707	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	KeyCorp — Monthly	(505)
7,500	7,388	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	KFC Holdings Japan Ltd — Monthly	(51)
55,708	52,216	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kforce Inc — Monthly	(3,505)
14,573	15,570	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Kia Motors Corp — Monthly	993
10,440	9,926	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kimball International Inc — Monthly	(517)
5,966	6,031	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingboard Holdings Ltd — Monthly	257
19,303	18,722	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingboard Laminates Holdings Ltd — Monthly	246
7,139	7,594	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kissei Pharmaceutical Co Ltd — Monthly	519
18,380	18,300	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	KLA Corp — Monthly	44
15,507	15,513	—	1/28/25	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Klabin SA — Monthly	5
14,475	14,365	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	KLCCP Stapled Group — Monthly	(110)
6,373	6,242	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Klepierre SA — Monthly	(133)
15,103	15,412	—	1/28/25	(Federal Funds Effective Rate US plus 0.70%) — Monthly	KOC Holding AS — Monthly	304
4,266	4,233	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koito Manufacturing Co Ltd — Monthly	(17)
6,083	6,064	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Komatsu Ltd — Monthly	78
4,097	4,070	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Konica Minolta Inc — Monthly	65
19,094	19,775	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koninklijke Ahold Delhaize NV — Monthly	677
37,769	35,253	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Korn Ferry — Monthly	(2,524)
8,326	7,718	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kura Sushi USA Inc — Monthly	(610)
20,818	21,859	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Kuwait Finance House KSCP — Monthly	1,653
6,752	5,939	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	KYB Corp — Monthly	(814)
10,544	9,924	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	L Brands Inc — Monthly	(621)
44,977	43,004	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	La-Z-Boy Inc — Monthly	(1,982)
6,808	6,584	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lagardere SCA — Monthly	(225)
34,901	33,325	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Laureate Education Inc — Monthly	(1,583)
10,571	10,374	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lawson Products Inc/DE — Monthly	(200)
3,013	2,766	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	LCNB Corp — Monthly	(215)
37,168	37,123	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Legg Mason Inc — Monthly	(53)
4,237	4,202	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Leonardo SpA — Monthly	(36)
14,969	14,084	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lexicon Pharmaceuticals Inc — Monthly	(889)
7,402	7,184	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	LG Corp — Monthly	(218)
16,160	11,882	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Liberty TripAdvisor Holdings Inc — Monthly	(4,280)
9,003	9,488	—	1/28/25	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Life Healthcare Group Holdings Ltd — Monthly	484
7,130	7,135	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lintec Corp — Monthly	101
1,661	1,685	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Liveperson Inc — Monthly	24
37,553	37,611	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	LogMeIn Inc — Monthly	49
16,868	16,411	—	1/28/25	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Lojas Americanas SA — Monthly	(457)
26,431	27,169	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Longfor Group Holdings Ltd — Monthly	730
13,569	13,817	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lowe's Cos Inc — Monthly	117
22,267	21,346	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	LPL Financial Holdings Inc — Monthly	(850)
11,727	11,291	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	LS Electric Co Ltd — Monthly	(439)
225	266	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	LSC Communications Inc — Monthly	40
961	920	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	LTC Properties Inc — Monthly	(36)
46,379	42,553	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	M/I Homes Inc — Monthly	(3,833)
16,229	16,860	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Mabanee Co SAK — Monthly	981
42,045	34,959	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MacroGenics Inc — Monthly	(7,089)
9,637	9,530	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Magna International Inc — Monthly	(18)
4,080	4,293	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MainStay MacKay DefinedTerm Municipal Opportunities Fund — Monthly	230
23,719	21,821	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Malibu Boats Inc — Monthly	(1,902)
6,974	6,973	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mamezou Holdings Co Ltd — Monthly	(2)
15,606	14,381	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ManpowerGroup Inc — Monthly	(1,002)
26,187	23,644	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marcus Corp/The — Monthly	(2,549)
1,085	988	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marriott Vacations Worldwide Corp — Monthly	(97)
58,534	57,501	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marten Transport Ltd — Monthly	(1,046)
7,977	7,956	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marvelous Inc — Monthly	280
16,188	16,248	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mastercard Inc — Monthly	95
7,082	6,991	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Maxell Holdings Ltd — Monthly	(93)
39,899	37,638	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	McGrath RentCorp — Monthly	(1,987)
15,379	15,708	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	McKesson Corp — Monthly	367
17,118	17,384	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	McKesson Europe AG — Monthly	262
15,744	16,167	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Medtronic PLC — Monthly	419
18,843	18,874	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Meet Group Inc/The — Monthly	26
14,746	16,215	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Megaworld Corp — Monthly	1,469
7,411	7,358	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Megmilk Snow Brand Co Ltd — Monthly	45
61,753	67,175	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MEI Pharma Inc — Monthly	5,411
11,342	11,731	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MEIJI Holdings Co Ltd — Monthly	491
26,180	28,388	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Meituan Dianping — Monthly	2,204
12,312	12,775	—	8/31/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MercadoLibre Inc — Monthly	461
2,636	2,455	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mercantile Bank Corp — Monthly	(182)
21,714	22,602	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Merck & Co Inc — Monthly	882
71,915	65,678	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Meritage Homes Corp — Monthly	(6,248)
9,308	9,289	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Metallurgical Corp of China Ltd — Monthly	(20)
31,870	32,218	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Metso Oyj — Monthly	342
8,332	8,354	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MFS Intermediate Income Trust — Monthly	82
1,588	1,624	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MFS Municipal Income Trust — Monthly	42
12,771	11,190	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MGIC Investment Corp — Monthly	(1,502)
13,394	13,455	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Micro-Star International Co Ltd — Monthly	61
16,908	17,042	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Microsoft Corp — Monthly	193
40,734	39,378	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Miller Industries Inc/TN — Monthly	(1,365)
10,641	10,376	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mimasu Semiconductor Industry Co Ltd — Monthly	(201)
9,333	9,295	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Miraca Holdings Inc — Monthly	177
9,902	9,928	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	MISC Bhd — Monthly	102
3,985	3,986	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitchells & Butlers PLC — Monthly	—
43,512	43,142	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitek Systems Inc — Monthly	(380)
6,898	6,996	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Corp — Monthly	267
7,544	7,437	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Gas Chemical Co Inc — Monthly	37
5,175	5,169	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Heavy Industries Ltd — Monthly	119
6,120	6,231	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsui Chemicals Inc — Monthly	234
5,862	5,794	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsui Sugar Co Ltd — Monthly	(6)
5,902	5,946	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsui-Soko Holdings Co Ltd — Monthly	126
6,655	6,498	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mixi Inc — Monthly	25
5,742	5,683	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mizuno Corp — Monthly	2
51,037	48,509	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mobile Mini Inc — Monthly	(2,079)
21,217	21,159	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Mobile Telecommunications Co KSC — Monthly	(78)
34,044	34,424	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MobileIron Inc — Monthly	373
12,835	12,957	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Molecular Medicine SPA — Monthly	119
84,217	82,256	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Molecular Templates Inc — Monthly	(1,981)
18,227	18,405	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Motorola Solutions Inc — Monthly	174
1,094	1,015	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mr Cooper Group Inc — Monthly	(79)
16,311	16,213	—	1/28/25	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Mr Price Group Ltd — Monthly	(98)
20,662	20,317	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MSC Industrial Direct Co Inc — Monthly	(349)
6,934	7,235	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MSCI Inc — Monthly	314
14,429	13,183	—	1/28/25	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Multiplan Empreendimentos Imobiliarios SA — Monthly	(1,109)
17,856	18,456	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	National Bank of Kuwait SAKP — Monthly	583
999	943	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	National Health Investors Inc — Monthly	(56)
36,726	37,152	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	National Research Corp — Monthly	418
80,734	76,234	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Natural Grocers by Vitamin Cottage Inc — Monthly	(4,143)
2,752	2,694	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NCS Multistage Holdings Inc — Monthly	(59)
10,590	11,266	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NEC Networks & System Integration Corp — Monthly	744
56,906	56,450	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NeoPhotonics Corp — Monthly	(470)
41,481	42,119	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NetEase Inc — Monthly	629
1,944	1,983	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Neuberger Berman High Yield Strategies Fund Inc — Monthly	55
2,110	2,105	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Neuberger Berman Municipal Fund Inc — Monthly	4
2,234	2,254	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	New America High Income Fund Inc/The — Monthly	34
14,075	14,635	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	New Oriental Education & Technology Group Inc — Monthly	557
924	876	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	New Senior Investment Group Inc — Monthly	(48)
18,793	17,174	—	8/31/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Newell Brands Inc — Monthly	(1,323)
3,751	3,395	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NextGen Healthcare Inc — Monthly	(356)
11,207	10,932	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nifco Inc/Japan — Monthly	(148)
10,986	10,844	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NIKE Inc — Monthly	(117)
7,361	7,267	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nintendo Co Ltd — Monthly	27
5,073	5,137	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nippon Express Co Ltd — Monthly	130
8,151	8,605	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nippon Shinyaku Co Ltd — Monthly	488
12,575	12,759	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nisshin Oillio Group Ltd/The — Monthly	314
4,679	4,671	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nisshin Seifun Group Inc — Monthly	33
18,460	18,647	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuance Communications Inc — Monthly	184
16,779	16,995	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen AMT-Free Municipal Credit Income Fund — Monthly	287
22,553	22,816	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen AMT-Free Quality Municipal Income Fund — Monthly	346
22,466	22,967	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Credit Strategies Income Fund — Monthly	835
2,788	2,840	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Enhanced Municipal Value Fund — Monthly	63
12,335	12,463	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Floating Rate Income Fund — Monthly	217
11,023	11,245	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Municipal Credit Income Fund — Monthly	269
16,175	16,421	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Municipal High Income Opportunity Fund — Monthly	319
2,717	2,754	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen New Jersey Quality Municipal Income Fund — Monthly	47
2,097	2,106	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Pennsylvania Quality Municipal Income Fund — Monthly	17
17,151	17,501	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Quality Municipal Income Fund — Monthly	413
13,552	13,641	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Senior Income Fund — Monthly	189
2,596	2,634	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Short Duration Credit Opportunities Fund — Monthly	57
4,749	4,807	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Taxable Municipal Income Fund — Monthly	78
10,052	9,665	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NVR Inc — Monthly	(389)
9,413	9,245	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Obayashi Corp — Monthly	(37)
8,463	8,027	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	OBI Pharma Inc — Monthly	(438)
18,323	17,542	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Office Depot Inc — Monthly	(785)
44,341	44,217	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oil-Dri Corp of America — Monthly	177
5,059	4,942	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oki Electric Industry Co Ltd — Monthly	91
35,759	34,526	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Omnicell Inc — Monthly	(1,242)
13,518	13,397	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	OncoTherapy Science Inc — Monthly	(123)
8,263	8,560	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ono Pharmaceutical Co Ltd — Monthly	351
41,695	40,941	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oppenheimer Holdings Inc — Monthly	(531)
9,002	8,783	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Orica Ltd — Monthly	(136)
15,129	14,947	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	OSJB Holdings Corp — Monthly	248
13,183	13,361	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Osotspa PCL — Monthly	169
14,195	14,268	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Otis Worldwide Corp — Monthly	125
4,351	4,624	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	OVS SpA — Monthly	272
11,531	11,130	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Owens Corning — Monthly	(403)
6,218	6,227	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oyo Corp — Monthly	7
36,459	34,732	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pacific Biosciences of California Inc — Monthly	(1,734)
17,080	15,566	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Pakuwon Jati Tbk PT — Monthly	(1,514)
5,223	5,141	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PAL GROUP Holdings Co Ltd — Monthly	81
30,676	30,055	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Parker-Hannifin Corp — Monthly	(480)
49,618	49,825	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Paysign Inc — Monthly	195
53,215	53,105	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PC Connection Inc — Monthly	(123)
66,743	65,289	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PDF Solutions Inc — Monthly	(1,469)
44,277	44,851	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Penn National Gaming Inc — Monthly	569
20,560	19,016	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pennant Group Inc/The — Monthly	(1,547)
1,009	974	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PennyMac Financial Services Inc — Monthly	(32)
50,269	48,368	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Perdoceo Education Corp — Monthly	(1,910)
8,923	9,119	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Persimmon PLC — Monthly	193
21,734	21,087	—	1/28/25	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Petrobras Distribuidora SA — Monthly	(85)
7,095	7,290	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PGIM Global High Yield Fund Inc — Monthly	254
7,360	7,546	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PGIM High Yield Bond Fund Inc — Monthly	244
33,151	35,890	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pharma Mar SA — Monthly	2,732
5,031	5,046	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Pharmally International Holding Co Ltd — Monthly	13
17,054	16,743	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Phison Electronics Corp — Monthly	(317)
14,972	15,511	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PhosAgro — Monthly	539
11,517	11,587	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Piaggio & C SpA — Monthly	312
2,975	3,011	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO California Municipal Income Fund — Monthly	48
18,442	18,782	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO Corporate & Income Opportunity Fund — Monthly	499
1,937	2,065	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO Global StocksPLUS & Income Fund — Monthly	149
3,474	3,567	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO Income Strategy Fund — Monthly	126
7,056	7,207	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO Income Strategy Fund II — Monthly	216
3,243	3,276	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO Municipal Income Fund — Monthly	46
5,797	5,899	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO Municipal Income Fund II — Monthly	128
2,701	2,758	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO Municipal Income Fund III — Monthly	68
8,772	8,328	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pioneer Bancorp Inc/NY — Monthly	(447)
3,485	3,543	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pioneer High Income Trust — Monthly	90
3,640	3,702	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pioneer Municipal High Income Advantage Trust — Monthly	74
2,397	2,444	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pioneer Municipal High Income Trust — Monthly	56
23,332	22,126	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Piper Sandler Cos — Monthly	(1,136)
8,398	8,833	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Playtech Plc — Monthly	433
17,178	16,507	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Polaris Inc — Monthly	(673)
10,926	10,641	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Porsche Automobil Holding SE — Monthly	(286)
34,975	35,092	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Portola Pharmaceuticals Inc — Monthly	111
9,137	9,586	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Posco International Corp — Monthly	1,207
674	615	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Potbelly Corp — Monthly	(59)
43,714	42,161	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Powell Industries Inc — Monthly	(1,151)
13,194	12,923	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Powertech Technology Inc — Monthly	(272)
40,391	38,501	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PriceSmart Inc — Monthly	(1,901)
37,793	35,608	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Principal Financial Group Inc — Monthly	(1,669)
17,311	17,620	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Procter & Gamble Co/The — Monthly	465
35,062	34,694	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Progenics Pharmaceuticals Inc — Monthly	(375)
14,147	14,371	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Progressive Corp/The — Monthly	218
18,532	19,417	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Proofpoint Inc — Monthly	880
82,567	81,047	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Protagonist Therapeutics Inc — Monthly	(1,528)
44,315	44,195	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Providence Service Corp/The — Monthly	(129)
38,193	36,383	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Provident Financial Holdings Inc — Monthly	(1,422)
56,777	58,012	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PTC Therapeutics Inc — Monthly	1,221
16,986	15,830	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PulteGroup Inc — Monthly	(1,159)
22,496	21,267	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Puma Biotechnology Inc — Monthly	(1,234)
14,432	12,186	—	11/5/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PVH Corp — Monthly	(2,249)
43,269	36,626	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pzena Investment Management Inc — Monthly	(6,383)
42,193	41,723	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Q2 Holdings Inc — Monthly	(474)
7,383	7,515	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Quadient — Monthly	131
27,355	27,904	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	QUALCOMM Inc — Monthly	542
953	893	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Quanex Building Products Corp — Monthly	(61)
53,387	51,166	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	QuinStreet Inc — Monthly	(2,232)
52,936	51,013	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	R1 RCM Inc — Monthly	(1,935)
71,099	65,808	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	RadNet Inc — Monthly	(5,303)
12,698	11,855	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ralph Lauren Corp — Monthly	(846)
20,836	21,903	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rapid7 Inc — Monthly	1,064
39,482	37,480	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Raymond James Financial Inc — Monthly	(2,007)
56,656	51,860	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	RCI Hospitality Holdings Inc — Monthly	(4,805)
23,067	21,542	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Recro Pharma Inc — Monthly	(1,535)
20,192	19,567	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Regal Beloit Corp — Monthly	(628)
15,776	17,771	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Regeneron Pharmaceuticals Inc — Monthly	1,992
32,737	29,036	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	REGENXBIO Inc — Monthly	(3,708)
31,924	29,960	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Regional Management Corp — Monthly	(1,971)
8,951	8,897	—	8/31/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	RenaissanceRe Holdings Ltd — Monthly	(56)
5,141	5,015	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Resorttrust Inc — Monthly	(71)
23,224	22,555	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Retrophin Inc — Monthly	(674)
7,225	7,127	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rheinmetall AG — Monthly	133
11,196	10,742	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Richmond Mutual BanCorp Inc — Monthly	(456)
34,796	33,346	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rigel Pharmaceuticals Inc — Monthly	(1,457)
6,106	6,297	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	RiverNorth/DoubleLine Strategic Opportunity Fund Inc — Monthly	272
34,834	33,175	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Riverview Bancorp Inc — Monthly	(1,667)
23,922	23,442	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Robert Half International Inc — Monthly	(328)
20,201	20,409	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Roche Holding AG — Monthly	203
11,400	11,240	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rockwell Automation Inc — Monthly	(110)
12,845	12,154	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rocky Brands Inc — Monthly	(694)
13,213	13,579	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Roku Inc — Monthly	362
10,625	10,490	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Roland DG Corp — Monthly	(137)
16,616	17,353	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Royal Unibrew A/S — Monthly	733
18,000	15,563	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ruth's Hospitality Group Inc — Monthly	(2,441)
1,006	957	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ryman Hospitality Properties Inc — Monthly	(49)
10,064	9,911	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ryoyo Electro Corp — Monthly	(23)
7,210	7,526	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	S-1 Corp — Monthly	315
972	942	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sabra Health Care REIT Inc — Monthly	(9)
10,968	10,865	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Safran SA — Monthly	(105)
26,015	26,148	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sage Group PLC/The — Monthly	349
6,490	6,381	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Saizeriya Co Ltd — Monthly	(110)
27,020	26,743	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	salesforce.com Inc — Monthly	(282)
20,698	20,960	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Samsung Electronics Co Ltd — Monthly	304
7,806	7,748	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Samsung Engineering Co Ltd — Monthly	(60)
10,262	10,357	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sandvik AB — Monthly	93
52,452	51,329	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sangamo Therapeutics Inc — Monthly	(1,133)
5,916	5,916	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sangetsu Corp — Monthly	95
7,439	7,639	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sanki Engineering Co Ltd — Monthly	498
13,270	12,866	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sankyo Co Ltd — Monthly	(96)
4,616	4,608	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sato Holdings Corp — Monthly	48
21,800	21,800	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Saudi Industrial Investment Group — Monthly	(21)
33,831	30,745	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Saul Centers Inc — Monthly	(2,558)
39,670	34,388	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SB One Bancorp — Monthly	(5,120)
5,282	5,245	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Scala Inc — Monthly	(38)
13,544	14,021	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Scandinavian Tobacco Group A/S — Monthly	474
1,101	1,054	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Scientific Games Corp — Monthly	(47)
50,556	46,328	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Seacoast Banking Corp of Florida — Monthly	(4,238)
62,919	56,618	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SeaWorld Entertainment Inc — Monthly	(6,312)
26,901	27,374	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Seegene Inc — Monthly	465
13,262	13,067	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SEI Investments Co — Monthly	(198)
7,456	7,613	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sekisui House Ltd — Monthly	155
46,472	43,659	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Select Medical Holdings Corp — Monthly	(2,824)
8,678	8,348	—	1/28/25	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Sella Capital Real Estate Ltd — Monthly	(335)
19,006	17,896	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sensata Technologies Holding PLC — Monthly	(1,114)
12,431	13,368	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sesa SpA — Monthly	934
13,056	12,697	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Seven Group Holdings Ltd — Monthly	(361)
14,141	14,002	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shanghai Industrial Holdings Ltd — Monthly	465
7,998	7,908	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shanghai Pharmaceuticals Holding Co Ltd — Monthly	(90)
6,853	7,029	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shimamura Co Ltd — Monthly	255
5,347	4,929	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shindengen Electric Manufacturing Co Ltd — Monthly	(315)
7,141	7,163	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Showa Denko KK — Monthly	20
11,161	9,897	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shun Tak Holdings Ltd — Monthly	(1,266)
46,469	42,748	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sierra Bancorp — Monthly	(3,278)
8,635	8,898	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Silicon Laboratories Inc — Monthly	262
9,103	9,665	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SimCorp A/S — Monthly	560
10,771	11,260	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SKF AB — Monthly	487
6,558	6,513	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SKY Perfect JSAT Holdings Inc — Monthly	73
35,902	33,577	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SkyWest Inc — Monthly	(2,332)
19,759	19,678	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Skyworks Solutions Inc — Monthly	(11)
19,532	20,308	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Software AG — Monthly	772
9,075	9,133	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonae SGPS SA — Monthly	671
27,087	25,386	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonic Automotive Inc — Monthly	(1,704)
24,004	25,607	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonova Holding AG — Monthly	1,597
38,646	35,798	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	South Plains Financial Inc — Monthly	(2,775)
8,482	8,089	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Southwest Airlines Co — Monthly	(395)
18,625	17,366	—	11/20/23	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spectrum Brands Holdings Inc — Monthly	(1,108)
8,845	9,204	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spirent Communications PLC — Monthly	458
18,628	16,578	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spirit AeroSystems Holdings Inc — Monthly	(2,054)
11,748	11,757	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Square Inc — Monthly	7
5,241	5,202	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	St Marc Holdings Co Ltd — Monthly	37
13,195	12,689	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Standard Foods Corp — Monthly	(506)
10,481	10,305	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Star Entertainment Grp Ltd/The — Monthly	185
51,613	46,332	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Steelcase Inc — Monthly	(5,291)
27,585	25,166	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Steven Madden Ltd — Monthly	(2,424)
46,469	43,798	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Stifel Financial Corp — Monthly	(2,525)
1,262	1,247	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Stone Harbor Emerging Markets Total Income Fund — Monthly	10
65,554	63,102	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Strategic Education Inc — Monthly	(2,241)
6,541	6,616	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Subaru Corp — Monthly	144
6,817	6,879	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sulzer AG — Monthly	61
6,719	6,504	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Chemical Co Ltd — Monthly	(111)
5,910	6,018	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Corp — Monthly	253
3,556	3,514	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Osaka Cement Co Ltd — Monthly	7
16,715	16,830	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sundrug Co Ltd — Monthly	252
41,406	39,444	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sunstone Hotel Investors Inc — Monthly	(1,970)
7,940	8,123	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Super Retail Group Ltd — Monthly	181
30,714	30,444	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sushiro Global Holdings Ltd — Monthly	(275)
33,086	34,214	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sutro Biopharma Inc — Monthly	1,120
21,695	21,046	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SVB Financial Group — Monthly	(654)
58,306	58,979	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SVMK Inc — Monthly	663
54,808	56,672	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Swedish Match AB — Monthly	1,851
17,037	16,255	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Synchrony Financial — Monthly	(610)
16,701	17,729	—	8/31/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Synopsys Inc — Monthly	1,025
5,492	5,342	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Syuppin Co Ltd — Monthly	(58)
19,247	18,723	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Taiwan Semiconductor Manufacturing Co Ltd — Monthly	(529)
10,657	10,660	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Takara Bio Inc — Monthly	27
13,721	13,889	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Take-Two Interactive Software Inc — Monthly	165
7,166	7,173	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Takeei Corp — Monthly	72
4,151	4,189	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tanseisha Co Ltd — Monthly	38
31,501	31,832	—	6/19/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Taubman Centers Inc — Monthly	323
64,696	62,129	—	12/4/23	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TD Ameritrade Holding Corp — Monthly	(2,065)
5,515	5,702	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TDK Corp — Monthly	231
10,236	9,994	—	10/22/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TE Connectivity Ltd — Monthly	(185)
36,106	36,104	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tech Data Corp — Monthly	(11)
12,016	12,534	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telefonaktiebolaget LM Ericsson — Monthly	514
53,272	51,104	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telenav Inc — Monthly	(2,180)
11,766	11,904	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Templeton Emerging Markets Income Fund — Monthly	200
12,916	12,589	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tempur Sealy International Inc — Monthly	(329)
51,381	53,096	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tenable Holdings Inc — Monthly	1,705
7,552	7,845	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Terumo Corp — Monthly	314
9,843	10,020	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tesla Inc — Monthly	175
5,131	5,735	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TESSCO Technologies Inc — Monthly	602
33,911	30,533	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Texas Capital Bancshares Inc — Monthly	(3,384)
54,950	51,850	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Texas Roadhouse Inc — Monthly	(3,111)
9,276	8,564	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Textainer Group Holdings Ltd — Monthly	(714)
37,497	37,670	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tiffany & Co — Monthly	165
11,236	10,746	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Timberland Bancorp Inc/WA — Monthly	(373)
5,161	5,169	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tobishima Corp — Monthly	216
28,216	27,711	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokyo Electron Ltd — Monthly	(116)
62,769	57,689	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TopBuild Corp — Monthly	(5,091)
8,201	8,190	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toshiba Corp — Monthly	11
21,830	21,879	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyo Construction Co Ltd — Monthly	731
25,687	26,102	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyo Suisan Kaisha Ltd — Monthly	575
7,090	6,996	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyobo Co Ltd — Monthly	72
8,639	8,570	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Trane Technologies PLC — Monthly	(71)
26,904	27,095	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TransUnion — Monthly	209
7,279	7,250	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Trelleborg AB — Monthly	(31)
1,006	961	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Trex Co Inc — Monthly	(45)
1,123	1,045	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TRI Pointe Group Inc — Monthly	(78)
49,523	46,584	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TriCo Bancshares — Monthly	(2,951)
15,060	14,988	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Tripod Technology Corp — Monthly	(77)
4,433	4,404	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tsubaki Nakashima Co Ltd — Monthly	(29)
5,180	5,165	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tsubakimoto Chain Co — Monthly	84
18,317	17,157	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tutor Perini Corp — Monthly	(1,163)
12,401	11,614	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Twitter Inc — Monthly	(790)
7,267	7,140	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ube Industries Ltd — Monthly	22
23,425	24,577	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	UCB SA — Monthly	1,479
41,028	39,877	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	UFP Industries Inc — Monthly	(1,050)
10,820	10,492	—	6/19/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ulta Beauty Inc — Monthly	(330)
9,463	8,953	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Umpqua Holdings Corp — Monthly	(513)
14,195	14,485	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Uni-President China Holdings Ltd — Monthly	914
14,623	14,691	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Unimicron Technology Corp — Monthly	67
42,757	39,355	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United Security Bancshares/Fresno CA — Monthly	(3,413)
21,961	20,964	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Universal Display Corp — Monthly	(1,001)
44,535	43,838	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Universal Electronics Inc — Monthly	(707)
891	841	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Universal Health Realty Income Trust — Monthly	(50)
7,237	7,336	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Valora Holding AG — Monthly	97
19,583	22,325	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veeva Systems Inc — Monthly	2,737
26,928	28,299	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vipshop Holdings Ltd — Monthly	1,365
16,583	16,791	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Visa Inc — Monthly	242
9,167	9,389	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vivendi SA — Monthly	219
14,607	13,973	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Volkswagen AG — Monthly	(637)
13,054	12,923	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	WR Berkley Corp — Monthly	(134)
24,597	24,238	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Weichai Power Co Ltd — Monthly	(365)
16,610	16,628	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wells Fargo C&B Mid Cap Value Fund — Monthly	251
4,058	4,062	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wells Fargo Multi-Sector Income Fund — Monthly	42
21,021	19,724	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Alliance Bancorp — Monthly	(1,173)
13,009	13,118	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Asset Emerging Markets Debt Fund Inc — Monthly	214
13,081	13,014	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Asset High Income Fund II Inc — Monthly	40
3,848	3,970	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Asset Managed Municipals Fund Inc — Monthly	136
10,681	10,199	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Westinghouse Air Brake Technologies Corp — Monthly	(465)
9,094	9,728	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Westports Holdings Bhd — Monthly	629
31,324	28,049	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Westwood Holdings Group Inc — Monthly	(3,283)
17,791	17,683	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wienerberger AG — Monthly	(111)
4,218	4,050	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Will Group Inc — Monthly	(53)
39,071	38,754	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Willis Towers Watson PLC — Monthly	(325)
9,882	10,639	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Workday Inc — Monthly	755
21,790	21,542	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wright Medical Group NV — Monthly	(253)
22,253	22,215	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	WuXi AppTec Co Ltd — Monthly	27
9,745	9,598	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	WW Grainger Inc — Monthly	(103)
40,124	39,386	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	X4 Pharmaceuticals Inc — Monthly	(749)
2,256	2,260	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	XAI Octagon Floating Rate Alternative Income Term Trust — Monthly	31
20,666	20,873	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Xilinx Inc — Monthly	288
5,705	5,756	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yokogawa Electric Corp — Monthly	107
6,729	6,810	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yokohama Reito Co Ltd — Monthly	156
14,344	14,346	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yuexiu Property Co Ltd — Monthly	—
8,486	8,507	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Yuhan Corp — Monthly	21
14,507	14,668	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Yulon Nissan Motor Co Ltd — Monthly	160
13,211	13,578	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yum China Holdings Inc — Monthly	366
24,360	23,828	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zogenix Inc — Monthly	(537)
13,458	13,762	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zoomlion Heavy Industry Science and Technology Co Ltd — Monthly	304
11,106	10,620	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ZTE Corp — Monthly	(490)
5,072	5,224	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zuora Inc — Monthly	151
18,649	21,356	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zynga Inc — Monthly	2,703
1,338	1,477	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bristol-Myers Squibb Co Rights — Monthly	139
10,923	10,856	—	1/28/25	Federal Funds Effective Rate US minus 4.74% — Monthly	22nd Century Group Inc — Monthly	25
22,427	21,056	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	3D Systems Corp — Monthly	1,368
26,364	26,121	—	1/28/25	Federal Funds Effective Rate US minus 5.05% — Monthly	89bio Inc — Monthly	142
15,738	14,773	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	8x8 Inc — Monthly	963
10,578	10,269	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	AAC Technologies Holdings Inc — Monthly	308
27,137	28,381	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Abbott Laboratories — Monthly	(1,356)
9,643	9,664	—	1/28/25	Federal Funds Effective Rate US minus 10.25% — Monthly	ABLBio Inc — Monthly	(106)
6,908	6,962	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Acacia Research Corp — Monthly	(55)
16,906	16,794	—	9/11/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Acadia Healthcare Co Inc — Monthly	109
13,696	14,438	—	1/28/25	Federal Funds Effective Rate US minus 3.00% — Monthly	Accton Technology Corp — Monthly	(772)
23,333	20,857	—	1/28/25	Federal Funds Effective Rate US minus 15.74% — Monthly	AcelRx Pharmaceuticals Inc — Monthly	2,197
12,567	12,525	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Acer Inc — Monthly	42
32,553	29,567	—	1/28/25	Federal Funds Effective Rate US minus 3.32% — Monthly	Acer Therapeutics Inc — Monthly	2,935
8,248	8,338	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	ADO Properties SA — Monthly	(95)
12,248	12,582	—	1/28/25	Federal Funds Effective Rate US minus 1.25% — Monthly	Advantech Co Ltd — Monthly	(335)
4,980	4,933	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Advantest Corp — Monthly	8
21,772	20,684	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Aegion Corp — Monthly	1,085
8,177	12,219	—	1/28/25	Federal Funds Effective Rate US minus 15.60% — Monthly	AgeX Therapeutics Inc — Monthly	(4,124)
8,863	8,604	—	1/28/25	Federal Funds Effective Rate US minus 0.65% — Monthly	Aimmune Therapeutics Inc — Monthly	254
29,622	29,316	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Air Transport Services Group Inc — Monthly	302
5,299	4,972	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Airbus SE — Monthly	326
20,976	20,726	—	1/28/25	Federal Funds Effective Rate US minus 1.95% — Monthly	Akcea Therapeutics Inc — Monthly	212
34,345	32,087	—	1/28/25	Federal Funds Effective Rate US minus 14.60% — Monthly	Akoustis Technologies Inc — Monthly	1,813
11,142	10,914	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Alibaba Pictures Group Ltd — Monthly	220
6,268	5,525	—	1/28/25	Federal Funds Effective Rate US minus 0.85% — Monthly	Allakos Inc — Monthly	738
23,300	22,576	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Alleghany Corp — Monthly	720
45,855	45,078	—	1/28/25	Federal Funds Effective Rate US minus 0.80% — Monthly	Allogene Therapeutics Inc — Monthly	755
6,049	5,605	—	1/28/25	Federal Funds Effective Rate US minus 0.80% — Monthly	AMAG Pharmaceuticals Inc — Monthly	439
3,480	3,430	—	1/28/25	Federal Funds Effective Rate US minus 1.00% — Monthly	Amarin Corp PLC — Monthly	46
9,149	8,240	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ambac Financial Group Inc — Monthly	907
25,193	27,074	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Ambu A/S — Monthly	(1,892)
25,989	25,478	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	AMERCO — Monthly	509
27,638	27,221	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Analog Devices Inc — Monthly	264
47,615	46,484	—	1/28/25	Federal Funds Effective Rate US minus 4.57% — Monthly	Anavex Life Sciences Corp — Monthly	984
21,856	20,956	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Anika Therapeutics Inc — Monthly	897
40,755	40,572	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Aon PLC/UK — Monthly	87
29,085	30,564	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ANSYS Inc — Monthly	(1,483)
42,393	44,700	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Appfolio Inc — Monthly	(2,311)
35,279	33,436	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	Appian Corp — Monthly	1,736
20,706	20,203	—	1/28/25	Federal Funds Effective Rate US minus 2.50% — Monthly	Applied Optoelectronics Inc — Monthly	456
28,817	27,130	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Applied Therapeutics Inc — Monthly	1,683
5,991	6,120	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Asahi Intecc Co Ltd — Monthly	(130)
19,826	19,641	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ascendis Pharma A/S — Monthly	182
11,638	11,591	—	1/28/25	Federal Funds Effective Rate US minus 10.50% — Monthly	Aselsan Elektronik Sanayi Ve Ticaret AS — Monthly	(40)
10,865	12,994	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Assertio Holdings Inc — Monthly	(2,131)
16,779	15,117	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Assured Guaranty Ltd — Monthly	1,542
34,709	34,154	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Astec Industries Inc — Monthly	462
700	770	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	Aston Martin Lagonda Global Holdings PLC — Monthly	(73)
12,646	11,528	—	1/28/25	Federal Funds Effective Rate US minus 1.05% — Monthly	At Home Group Inc — Monthly	1,115
10,830	11,058	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Athersys Inc — Monthly	(234)
27,590	25,442	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Atlantic Union Bankshares Corp — Monthly	1,870
9,291	9,821	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Atlassian Corp PLC — Monthly	(531)
12,589	12,421	—	1/28/25	Federal Funds Effective Rate US minus 2.63% — Monthly	Atom Corp — Monthly	117
13,374	13,128	—	1/28/25	Federal Funds Effective Rate US minus 3.68% — Monthly	AU Optronics Corp — Monthly	207
482	485	—	1/28/25	Federal Funds Effective Rate US minus 10.25% — Monthly	AusGroup Ltd — Monthly	(6)
2,591	2,504	—	1/28/25	Federal Funds Effective Rate US minus 19.13% — Monthly	Autonomous Control Systems Laboratory Ltd — Monthly	54
22,565	22,314	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	AviChina Industry & Technology Co Ltd — Monthly	39
5,783	6,086	—	1/28/25	Federal Funds Effective Rate US minus 4.85% — Monthly	Avita Medical Ltd — Monthly	(325)
29,728	29,336	—	1/28/25	Federal Funds Effective Rate US minus 2.05% — Monthly	Axonics Modulation Technologies Inc — Monthly	350
29,841	27,403	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Axos Financial Inc — Monthly	2,435
37,604	36,168	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	AXT Inc — Monthly	1,431
14,568	14,998	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Bachem Holding AG — Monthly	(524)
14,498	14,999	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Bakkafrost P/F — Monthly	(504)
38,032	33,803	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Banc of California Inc — Monthly	4,224
27,701	27,372	—	1/28/25	Federal Funds Effective Rate US minus 2.95% — Monthly	Bank First Corp — Monthly	274
21,966	20,972	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Bank of Hawaii Corp — Monthly	773
23,134	22,137	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Bank of Princeton/The — Monthly	886
16,826	16,455	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Bankwell Financial Group Inc — Monthly	211
12,558	12,185	—	1/28/25	Federal Funds Effective Rate US minus 2.05% — Monthly	Baozun Inc — Monthly	346
22,767	20,529	—	1/28/25	Federal Funds Effective Rate US minus 0.65% — Monthly	Bar Harbor Bankshares — Monthly	2,004
18,046	18,046	—	1/28/25	Federal Funds Effective Rate US minus 3.50% — Monthly	Barwa Real Estate Co — Monthly	(47)
5,896	6,732	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Basic-Fit NV — Monthly	(837)
16,824	16,616	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	BBMG Corp — Monthly	(1,151)
23,023	21,817	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	BCB Bancorp Inc — Monthly	884
47,393	44,805	—	1/28/25	Federal Funds Effective Rate US minus 3.10% — Monthly	Bed Bath & Beyond Inc — Monthly	2,485
8,882	8,946	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Befesa SA — Monthly	(65)
19,532	17,085	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Berkshire Hills Bancorp Inc — Monthly	2,443
12,505	12,826	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	Berli Jucker PCL — Monthly	(323)
11,484	12,240	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	BEST Inc — Monthly	(758)
27,913	27,880	—	1/28/25	Federal Funds Effective Rate US minus 9.80% — Monthly	Beyondspring Inc — Monthly	(141)
17,310	17,813	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	BIM Birlesik Magazalar AS — Monthly	(645)
8,322	8,578	—	1/28/25	Federal Funds Effective Rate US minus 2.25% — Monthly	Bingo Industries Ltd — Monthly	(269)
22,640	23,302	—	8/10/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Bio-Techne Corp — Monthly	(693)
7,443	7,647	—	1/28/25	Federal Funds Effective Rate US minus 14.50% — Monthly	Biocartis NV — Monthly	(295)
43,103	43,580	—	1/28/25	Federal Funds Effective Rate US minus 2.50% — Monthly	Bioxcel Therapeutics Inc — Monthly	(578)
10,323	10,923	—	1/28/25	Federal Funds Effective Rate US minus 8.38% — Monthly	Blackmores Ltd — Monthly	(664)
9,621	9,684	—	1/28/25	Federal Funds Effective Rate US minus 4.63% — Monthly	Blue Prism Group plc — Monthly	(99)
11,686	10,378	—	1/28/25	Federal Funds Effective Rate US minus 1.15% — Monthly	BlueLinx Holdings Inc — Monthly	1,302
13,525	12,429	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	BOK Financial Corp — Monthly	969
55,936	55,266	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	BorgWarner Inc — Monthly	371
21,312	17,919	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Boston Omaha Corp — Monthly	3,390
14,030	14,036	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Braskem SA — Monthly	(7)
23,333	20,034	—	1/28/25	Federal Funds Effective Rate US minus 1.56% — Monthly	Briggs & Stratton Corp — Monthly	3,269
11,033	10,254	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	BrightView Holdings Inc — Monthly	778
18,322	19,013	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Broadridge Financial Solutions Inc — Monthly	(693)
8,154	8,835	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Brunello Cucinelli SpA — Monthly	(682)
11,832	12,044	—	1/28/25	Federal Funds Effective Rate US minus 2.63% — Monthly	Bukwang Pharmaceutical Co Ltd — Monthly	(238)
29,037	29,408	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	BWX Technologies Inc — Monthly	(464)
44,461	41,480	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cadence BanCorp — Monthly	2,719
29,367	28,786	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cal-Maine Foods Inc — Monthly	577
50,068	52,410	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Calix Inc — Monthly	(2,347)
42,220	40,200	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Callaway Golf Co — Monthly	1,989
70,610	69,237	—	1/28/25	Federal Funds Effective Rate US minus 0.90% — Monthly	Camping World Holdings Inc — Monthly	1,347
16,715	17,084	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cantel Medical Corp — Monthly	(371)
32,420	30,942	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Capitol Federal Financial Inc — Monthly	1,249
21,630	21,361	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cara Therapeutics Inc — Monthly	265
20,875	20,604	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CarMax Inc — Monthly	269
7,307	7,418	—	1/28/25	Federal Funds Effective Rate US minus 7.63% — Monthly	Carna Biosciences Inc — Monthly	(151)
10,752	9,058	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Carter Bank & Trust — Monthly	1,692
19,516	18,875	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Carvana Co — Monthly	633
18,084	18,529	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Casey's General Stores Inc — Monthly	(484)
33,744	32,160	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CASI Pharmaceuticals Inc — Monthly	1,568
21,312	22,542	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Catalent Inc — Monthly	(1,234)
17,253	16,085	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CatchMark Timber Trust Inc — Monthly	889
13,823	13,867	—	1/28/25	Federal Funds Effective Rate US minus 10.25% — Monthly	CCC SA — Monthly	(55)
11,782	11,842	—	1/28/25	Federal Funds Effective Rate US minus 2.00% — Monthly	Cellular Biomedicine Group Inc — Monthly	(80)
74,217	77,303	—	1/28/25	Federal Funds Effective Rate US minus 2.80% — Monthly	Celsius Holdings Inc — Monthly	(3,198)
11,546	11,450	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cemex SAB de CV — Monthly	94
15,460	15,401	—	1/28/25	Federal Funds Effective Rate US minus 3.00% — Monthly	Center Laboratories Inc — Monthly	56
656	481	—	1/28/25	Federal Funds Effective Rate US minus 9.86% — Monthly	Centric Brands Inc — Monthly	161
5,153	5,175	—	1/28/25	Federal Funds Effective Rate US minus 0.70% — Monthly	Ceragon Networks Ltd — Monthly	(25)
27,377	27,961	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ceridian HCM Holding Inc — Monthly	(588)
11,784	11,926	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CH Robinson Worldwide Inc — Monthly	(144)
6,966	6,792	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Champion REIT — Monthly	(86)
37,984	39,167	—	1/28/25	Federal Funds Effective Rate US minus 19.63% — Monthly	Change Inc — Monthly	(1,664)
66,985	64,853	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Charles Schwab Corp/The — Monthly	1,796
12,462	12,017	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Cheng Shin Rubber Industry Co Ltd — Monthly	445
11,641	12,084	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	China Communications Construction Co Ltd — Monthly	(443)
11,710	11,492	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	China Eastern Airlines Corp Ltd — Monthly	214
21,362	20,951	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	China Evergrande Group — Monthly	406
14,731	14,294	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	China Mengniu Dairy Co Ltd — Monthly	433
10,216	10,592	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	China Resources Beer Holdings Co Ltd — Monthly	(388)
14,691	13,948	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	China Southern Airlines Co Ltd — Monthly	738
13,903	14,387	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	China Traditional Chinese Medicine Holdings Co Ltd — Monthly	(485)
7,561	7,761	—	1/28/25	Federal Funds Effective Rate US minus 8.75% — Monthly	Chiyoda Corp — Monthly	(247)
17,959	18,369	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Chr Hansen Holding A/S — Monthly	(413)
15,919	15,873	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cia Cervecerias Unidas SA — Monthly	(446)
22,613	21,820	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CIM Commercial Trust Corp — Monthly	790
14,475	14,089	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cincinnati Financial Corp — Monthly	386
1,561	1,608	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CIRCOR International Inc — Monthly	(47)
11,349	11,430	—	1/28/25	Federal Funds Effective Rate US minus 0.61% — Monthly	City Developments Ltd — Monthly	(87)
4,649	4,557	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	CJ CheilJedang Corp — Monthly	91
9,607	10,010	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	CJ Logistics Corp — Monthly	(415)
13,245	12,727	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CNA Financial Corp — Monthly	360
5,887	5,953	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Coca-Cola Bottlers Japan Holdings Inc — Monthly	(67)
15,168	14,983	—	1/28/25	Federal Funds Effective Rate US minus 3.46% — Monthly	Cogna Educacao — Monthly	154
14,790	13,164	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cognex Corp — Monthly	1,626
5,086	4,993	—	1/28/25	Federal Funds Effective Rate US minus 14.50% — Monthly	COLOPL Inc — Monthly	45
10,138	10,890	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Coloplast A/S — Monthly	(801)
5,576	5,372	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Columbia Financial Inc — Monthly	203
14,521	14,174	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Columbia Sportswear — Monthly	348
30,827	29,741	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Columbus McKinnon Corp/NY — Monthly	1,023
28,616	26,917	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Community Bank System Inc — Monthly	1,694
2,125	2,180	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Community Financial Corp/The — Monthly	(56)
10,231	10,622	—	1/28/25	Federal Funds Effective Rate US minus 1.00% — Monthly	Companhia Braileira de Distribuicao — Monthly	(493)
18,757	21,869	—	1/28/25	Federal Funds Effective Rate US minus 4.05% — Monthly	Compugen Ltd — Monthly	(3,182)
26,156	26,122	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	comScore Inc — Monthly	32
28,275	25,875	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ConnectOne Bancorp Inc — Monthly	2,238
35,574	34,510	—	1/28/25	Federal Funds Effective Rate US minus 2.20% — Monthly	Corbus Pharmaceuticals Holdings Inc — Monthly	1,016
21,141	17,737	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CorePoint Lodging Inc — Monthly	3,401
15,427	13,707	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cornerstone Building Brands Inc — Monthly	1,718
18,991	18,551	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Corning Inc — Monthly	175
25,604	24,981	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	Cortexyme Inc — Monthly	489
14,937	14,978	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	COSCO SHIPPING Ports Ltd — Monthly	(653)
36,446	34,270	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cowen Inc — Monthly	2,068
24,926	24,408	—	1/28/25	Federal Funds Effective Rate US minus 0.80% — Monthly	Credit Acceptance Corp — Monthly	502
10,587	10,362	—	1/28/25	Federal Funds Effective Rate US minus 7.80% — Monthly	Cronos Group Inc — Monthly	160
55,153	56,020	—	1/28/25	Federal Funds Effective Rate US minus 0.60% — Monthly	CryoPort Inc — Monthly	(886)
10,799	10,495	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	CSL Ltd — Monthly	301
6,055	6,037	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	CTT-Correios de Portugal SA — Monthly	17
27,026	25,591	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cubic Corp — Monthly	1,431
63,419	64,633	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cue Biopharma Inc — Monthly	(1,223)
14,395	13,942	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Curtis-Wright Corp — Monthly	454
15,792	14,816	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Customers Bancorp Inc — Monthly	973
4,961	5,035	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	CyberAgent Inc — Monthly	(75)
14,522	14,187	—	1/28/25	Federal Funds Effective Rate US minus 12.00% — Monthly	CYBERDYNE Inc — Monthly	226
33,221	34,877	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	CytoSorbents Corp — Monthly	(1,692)
15,891	16,208	—	1/28/25	Federal Funds Effective Rate US minus 1.38% — Monthly	D/S Norden A/S — Monthly	(335)
33,957	36,596	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	DASAN Zhone Solutions Inc — Monthly	(2,643)
15,069	16,012	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Davide Campari-Milano SpA — Monthly	(946)
—	—	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Davide Campari-Milano SpA Rights — Monthly	—
4,398	4,433	—	1/28/25	Federal Funds Effective Rate US minus 6.00% — Monthly	DBV Technologies SA — Monthly	(64)
14,307	15,211	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Delivery Hero SE — Monthly	(907)
26,977	29,387	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Dell Technologies Inc — Monthly	(2,413)
10,459	10,760	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Deutsche Wohnen SE — Monthly	(303)
26,973	24,372	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Dime Community Bancshares Inc — Monthly	2,361
11,904	13,310	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Dollar Tree Inc — Monthly	(1,407)
33,256	33,352	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Dorman Products Inc — Monthly	(100)
9,348	8,711	—	1/28/25	Federal Funds Effective Rate US minus 0.24% — Monthly	Drive Shack Inc — Monthly	635
8,891	8,736	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	DS Smith PLC — Monthly	154
38,373	33,632	—	1/28/25	Federal Funds Effective Rate US minus 1.90% — Monthly	Duluth Holdings Inc — Monthly	4,693
7,615	7,283	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Dycom Industries Inc — Monthly	331
19,616	18,686	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Dynex Capital Inc — Monthly	709
26,927	24,594	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Eagle Bancorp Inc — Monthly	2,162
9,590	8,280	—	1/28/25	Federal Funds Effective Rate US minus 2.68% — Monthly	Eagle Bulk Shipping Inc — Monthly	1,293
7,261	7,046	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	easyJet PLC — Monthly	213
17,477	17,345	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ebix Inc — Monthly	129
32,986	32,051	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Editas Medicine Inc — Monthly	931
3,988	4,326	—	1/28/25	Federal Funds Effective Rate US minus 15.25% — Monthly	Edulab Inc — Monthly	(375)
9,035	9,508	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	El Puerto de Liverpool SAB de CV — Monthly	(479)
6,585	6,671	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Elbit Systems Ltd — Monthly	(89)
11,909	11,595	—	1/28/25	Federal Funds Effective Rate US minus 3.10% — Monthly	Eldorado Resorts Inc — Monthly	302
14,155	13,850	—	1/28/25	Federal Funds Effective Rate US minus 8.58% — Monthly	ElectroCore Inc — Monthly	197
27,656	25,686	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Eloxx Pharmaceuticals Inc — Monthly	1,963
10,230	10,211	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Embraer SA — Monthly	16
3,490	3,687	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	Emeco Holdings Ltd — Monthly	(198)
18,446	18,093	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Encompass Health Corp — Monthly	351
17,730	17,201	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Energizer Holdings Inc — Monthly	351
38,242	35,666	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Energy Recovery Inc — Monthly	2,570
33,014	31,218	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Enerpac Tool Group Corp — Monthly	1,792
19,919	20,060	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Entegris Inc — Monthly	(87)
15,231	14,274	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Enterprise Financial Services Corp — Monthly	956
14,891	14,935	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Epiroc AB — Monthly	(212)
17,990	16,767	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Equity Bancshares Inc — Monthly	1,221
19,836	20,908	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Erie Indemnity Co — Monthly	(1,075)
19,000	18,485	—	1/28/25	Federal Funds Effective Rate US minus 10.65% — Monthly	Eros International PLC — Monthly	387
15,813	15,714	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	ES-Con Japan Ltd — Monthly	35
3,615	3,558	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	Estia Health Ltd — Monthly	56
36,263	32,781	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ethan Allen Interiors Inc — Monthly	3,476
18,358	16,077	—	1/28/25	Federal Funds Effective Rate US minus 6.92% — Monthly	Evelo Biosciences Inc — Monthly	2,202
27,155	27,308	—	1/28/25	Federal Funds Effective Rate US minus 3.30% — Monthly	EVI Industries Inc — Monthly	(228)
36,822	34,428	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Evo Payments Inc — Monthly	2,390
14,178	12,581	—	1/28/25	Federal Funds Effective Rate US minus 3.10% — Monthly	Evolus Inc — Monthly	1,562
11,475	12,121	—	1/28/25	Federal Funds Effective Rate US minus 3.75% — Monthly	Evotec SE — Monthly	(680)
28,343	26,114	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	EW Scripps Co/The — Monthly	2,226
10,522	9,846	—	1/28/25	Federal Funds Effective Rate US minus 2.25% — Monthly	Exela Technologies Inc — Monthly	658
17,911	17,508	—	1/28/25	Federal Funds Effective Rate US minus 2.61% — Monthly	EyePoint Pharmaceuticals Inc — Monthly	364
4,318	4,421	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	FACC AG — Monthly	(118)
6,045	6,290	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	FamilyMart Co Ltd — Monthly	(308)
10,662	10,922	—	1/28/25	Federal Funds Effective Rate US minus 0.80% — Monthly	Farfetch Ltd — Monthly	(263)
22,135	20,252	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Farmers & Merchants Bancorp Inc/Archbold OH — Monthly	1,879
29,679	28,096	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	FB Financial Corp — Monthly	1,472
6,447	6,232	—	1/28/25	Federal Funds Effective Rate US minus 6.38% — Monthly	FDK Corp — Monthly	190
10,205	10,409	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Ferrovial SA — Monthly	(206)
5,131	5,311	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Fila SpA — Monthly	(184)
9,409	10,260	—	1/28/25	Federal Funds Effective Rate US minus 23.38% — Monthly	Fingerprint Cards AB — Monthly	(994)
22,780	20,610	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	First Bancorp Inc/The — Monthly	2,166
27,661	25,353	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	First Bank/Hamilton NJ — Monthly	2,202
23,771	23,776	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	First Solar Inc — Monthly	(8)
23,484	22,488	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Flex Ltd — Monthly	993
26,947	24,426	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Flushing Financial Corp — Monthly	2,516
12,854	12,594	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Fomento Economico Mexicano SAB de CV — Monthly	260
12,095	11,990	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Formosa Chemicals & Fibre Corp — Monthly	105
9,274	9,031	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Formosa Plastics Corp — Monthly	243
20,434	19,927	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Franklin Resources Inc — Monthly	503
6,855	6,793	—	1/28/25	Federal Funds Effective Rate US minus 12.88% — Monthly	FreakOut Holdings inc — Monthly	10
38,990	38,822	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Freshpet Inc — Monthly	163
16,391	16,204	—	1/28/25	Federal Funds Effective Rate US minus 1.13% — Monthly	Fuji Kyuko Co Ltd — Monthly	106
5,150	5,361	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Fuji Oil Holdings Inc — Monthly	(266)
4,510	4,643	—	1/28/25	Federal Funds Effective Rate US minus 8.88% — Monthly	Fujio Food System Co Ltd — Monthly	(158)
11,884	11,577	—	1/28/25	Federal Funds Effective Rate US minus 1.55% — Monthly	Funko Inc — Monthly	297
9,247	9,280	—	1/28/25	Federal Funds Effective Rate US minus 12.38% — Monthly	Furuya Metal Co Ltd — Monthly	(115)
4,859	4,786	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	FVCBankcorp Inc — Monthly	72
2,986	3,102	—	1/28/25	Federal Funds Effective Rate US minus 20.00% — Monthly	GA Technologies Co Ltd/Japan — Monthly	(157)
39,054	38,420	—	1/28/25	Federal Funds Effective Rate US minus 11.00% — Monthly	Galectin Therapeutics Inc — Monthly	389
45,517	40,289	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Gannett Co Inc — Monthly	5,224
6,198	5,835	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	GATX Corp — Monthly	363
20,835	20,826	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	GCI Liberty Inc — Monthly	5
16,846	15,935	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Genco Shipping & Trading Ltd — Monthly	841
24,824	24,227	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	General Dynamics Corp — Monthly	412
17,699	18,345	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	General Mills Inc — Monthly	(648)
11,745	11,274	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Gentherm Inc — Monthly	469
27,008	28,096	—	1/28/25	Federal Funds Effective Rate US minus 5.47% — Monthly	Genting Plantations Bhd — Monthly	(1,201)
24,179	23,105	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Genuine Parts Co — Monthly	1,071
20,885	20,044	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	German American Bancorp Inc — Monthly	715
30,889	30,324	—	1/28/25	Federal Funds Effective Rate US minus 1.54% — Monthly	Geron Corp — Monthly	534
9,097	9,087	—	1/28/25	Federal Funds Effective Rate US minus 1.00% — Monthly	Giken Ltd — Monthly	(59)
10,768	11,255	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Glanbia PLC — Monthly	(489)
6,266	6,349	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Glenveagh Properties PLC — Monthly	(84)
25,424	24,118	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Global Net Lease Inc — Monthly	1,303
24,183	23,415	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Globant SA — Monthly	765
21,414	21,026	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Globe Life Inc — Monthly	333
21,978	22,495	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	GMO Payment Gateway Inc — Monthly	(527)
12,111	12,778	—	1/28/25	Federal Funds Effective Rate US minus 2.13% — Monthly	Goldwin Inc — Monthly	(767)
24,265	25,884	—	1/28/25	Federal Funds Effective Rate US minus 3.86% — Monthly	GOME Retail Holdings Ltd — Monthly	(1,697)
25,777	24,886	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Granite Construction Inc — Monthly	887
19,905	18,298	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Great Western Bancorp Inc — Monthly	1,410
51,230	48,019	—	1/28/25	Federal Funds Effective Rate US minus 2.87% — Monthly	Greenlane Holdings Inc — Monthly	3,103
11,950	11,951	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Greentown China Holdings Ltd — Monthly	(2)
23,915	24,011	—	1/28/25	Federal Funds Effective Rate US minus 1.29% — Monthly	Greentown Service Group Co Ltd — Monthly	(119)
47,615	43,193	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Griffon Corp — Monthly	4,222
18,595	18,340	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Gritstone Oncology Inc — Monthly	252
10,427	10,027	—	1/28/25	Federal Funds Effective Rate US minus 0.90% — Monthly	Growthpoint Properties Ltd — Monthly	393
12,878	13,033	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Grupo Televisa SAB — Monthly	(155)
11,148	10,999	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Guangshen Railway Co Ltd — Monthly	145
17,076	16,571	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	GW Pharmaceuticals PLC — Monthly	497
25,529	26,097	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hain Celestial Group Inc/The — Monthly	(571)
14,865	15,838	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Hamamatsu Photonics KK — Monthly	(1,040)
7,999	8,172	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Hamborner REIT AG — Monthly	(175)
16,461	16,572	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Hanjaya Mandala Sampoerna Tbk PT — Monthly	(150)
24,455	21,275	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hanmi Financial Corp — Monthly	2,894
33,863	32,636	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hannon Armstrong Sustainable Infrastructure Capital Inc — Monthly	1,221
11,364	11,106	—	1/28/25	Federal Funds Effective Rate US minus 2.16% — Monthly	Harvey Norman Holdings Ltd — Monthly	239
42,940	42,645	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Haverty Furniture Cos Inc — Monthly	291
31,769	32,229	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Helios Technologies Inc — Monthly	(464)
6,431	6,454	—	1/28/25	Federal Funds Effective Rate US minus 3.00% — Monthly	Hexagon Composites ASA — Monthly	(38)
2,650	2,635	—	1/28/25	Federal Funds Effective Rate US minus 5.50% — Monthly	HF Foods Group Inc — Monthly	2
17,772	17,725	—	1/28/25	Federal Funds Effective Rate US minus 2.25% — Monthly	Highwealth Construction Corp — Monthly	16
9,440	10,070	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Hisamitsu Pharmaceutical Co Inc — Monthly	(707)
19,498	20,876	—	1/28/25	Federal Funds Effective Rate US minus 30.00% — Monthly	HLB Inc — Monthly	(1,836)
29,516	27,204	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Home BancShares Inc/AR — Monthly	2,064
15,244	14,667	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Homology Medicines Inc — Monthly	575
10,146	10,221	—	1/28/25	Federal Funds Effective Rate US minus 9.38% — Monthly	Hong Kong Television Network Ltd — Monthly	(163)
27,162	24,715	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hope Bancorp Inc — Monthly	2,079
17,693	18,409	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hormel Foods Corp — Monthly	(807)
42,324	42,202	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hostess Brands Inc — Monthly	116
11,289	11,938	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Huazhu Group Ltd — Monthly	(650)
18,641	19,203	—	1/28/25	Federal Funds Effective Rate US minus 0.33% — Monthly	Hulic Co Ltd — Monthly	(566)
12,538	11,708	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Huntington Bancshares Inc/OH — Monthly	828
7,916	8,019	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Husqvarna AB — Monthly	(105)
5,677	5,679	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Hyundai Heavy Industries Holdings Co Ltd — Monthly	(4)
44,110	41,883	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ichor Holdings Ltd — Monthly	2,221
28,286	29,035	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	IDEXX Laboratories Inc — Monthly	(752)
12,159	11,706	—	1/28/25	Federal Funds Effective Rate US minus 28.00% — Monthly	IGNIS Ltd — Monthly	236
14,692	14,656	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	IHS Markit Ltd — Monthly	36
45,942	47,625	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	II-VI Inc — Monthly	(1,688)
25,270	24,230	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Immersion Corp — Monthly	1,037
8,224	8,256	—	1/28/25	Federal Funds Effective Rate US minus 40.00% — Monthly	Impact HD Inc — Monthly	(229)
45,041	44,547	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Independent Bank Group Inc — Monthly	195
10,478	10,382	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Infineon Technologies AG — Monthly	94
14,277	13,790	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ingersoll Rand PLC — Monthly	487
27,185	27,495	—	1/28/25	Federal Funds Effective Rate US minus 8.45% — Monthly	Inseego Corp — Monthly	(500)
2,656	2,696	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	Insource Co Ltd — Monthly	(52)
2,619	2,759	—	1/28/25	Federal Funds Effective Rate US minus 17.00% — Monthly	Inspec Inc — Monthly	(180)
16,182	15,754	—	11/21/23	Federal Funds Effective Rate US minus 0.23% — Monthly	Interactive Brokers Group Inc — Monthly	387
3,068	3,107	—	1/28/25	Federal Funds Effective Rate US minus 24.63% — Monthly	Intercure Ltd — Monthly	(103)
27,619	27,478	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	International Business Machines Corp — Monthly	(222)
5,499	5,353	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	International Game Technology PLC — Monthly	145
26,645	25,160	—	1/28/25	Federal Funds Effective Rate US minus 0.65% — Monthly	Investar Holding Corp — Monthly	1,433
22,485	22,331	—	1/28/25	Federal Funds Effective Rate US minus 2.75% — Monthly	InvoCare Ltd — Monthly	(347)
18,220	18,337	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	IPG Photonics Corp — Monthly	(121)
11,242	10,670	—	1/28/25	Federal Funds Effective Rate US minus 8.38% — Monthly	IQE PLC — Monthly	497
9,555	9,360	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Isetan Mitsukoshi Holdings Ltd — Monthly	116
166,294	167,169	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	iShares MSCI Saudi Arabia ETF — Monthly	(899)
13,443	13,542	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	iStar Inc — Monthly	(237)
6,714	7,005	—	1/28/25	Federal Funds Effective Rate US minus 9.38% — Monthly	Itokuro Inc — Monthly	(339)
6,349	6,279	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ituran Location and Control Ltd — Monthly	69
15,765	15,694	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Izumi Co Ltd — Monthly	(114)
9,041	9,531	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	J Sainsbury PLC — Monthly	(492)
30,851	30,067	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	J2 Global Inc — Monthly	779
2,893	2,820	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Jackal Energy Inc — Monthly	73
25,182	25,122	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Jacobs Engineering Group Inc — Monthly	(1)
16,429	16,363	—	1/28/25	Federal Funds Effective Rate US minus 0.50% — Monthly	James Hardie Industries PLC — Monthly	62
5,861	6,166	—	1/28/25	Federal Funds Effective Rate US minus 5.50% — Monthly	Japan Elevator Service Holdings Co Ltd — Monthly	(361)
15,717	15,819	—	1/28/25	Federal Funds Effective Rate US minus 0.35% — Monthly	Jardine Matheson Holdings Ltd — Monthly	(611)
28,995	28,292	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Jernigan Capital Inc — Monthly	699
1,737	1,735	—	1/28/25	Federal Funds Effective Rate US minus 2.50% — Monthly	JG Summit Holdings Inc — Monthly	1
13,570	13,391	—	1/28/25	Federal Funds Effective Rate US minus 3.50% — Monthly	Jinxin Fertility Group Ltd — Monthly	175
10,540	9,620	—	1/28/25	Federal Funds Effective Rate US minus 2.50% — Monthly	Jollibee Foods Corp — Monthly	849
3,287	3,430	—	1/28/25	Federal Funds Effective Rate US minus 7.88% — Monthly	Juventus Football Club SpA — Monthly	(166)
5,028	4,833	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kakaku.com Inc — Monthly	157
29,728	29,704	—	1/28/25	Federal Funds Effective Rate US minus 1.55% — Monthly	Kala Pharmaceuticals Inc — Monthly	(18)
24,774	22,873	—	1/28/25	Federal Funds Effective Rate US minus 12.00% — Monthly	Kaleido Biosciences Inc — Monthly	1,711
19,091	18,680	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kaman Corp — Monthly	408
10,590	11,507	—	1/28/25	Federal Funds Effective Rate US minus 3.63% — Monthly	Kambi Group PLC — Monthly	(941)
9,983	10,183	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kansai Paint Co Ltd — Monthly	(270)
13,743	12,362	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Kawasaki Kisen Kaisha Ltd — Monthly	1,344
24,444	24,857	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	KBR Inc — Monthly	(417)
15,516	14,012	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kearny Financial Corp/MD — Monthly	1,502
14,600	15,192	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Keio Corp — Monthly	(660)
23,460	24,710	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kerry Group PLC — Monthly	(1,374)
28,298	28,450	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Keurig Dr Pepper Inc — Monthly	(157)
13,168	12,415	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kindred Biosciences Inc — Monthly	749
34,364	35,090	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Kingdee International Software Group Co Ltd — Monthly	(784)
9,636	9,695	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Kingsoft Corp Ltd — Monthly	(59)
15,492	16,032	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kingspan Group PLC — Monthly	(543)
18,554	17,230	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kirby Corp — Monthly	1,321
26,826	27,712	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Knight-Swift Transportation Holdings Inc — Monthly	(890)
11,946	12,150	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Knorr-Bremse AG — Monthly	(206)
5,206	5,174	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kobe Bussan Co Ltd — Monthly	31
1,548	1,551	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kodiak Sciences Inc — Monthly	(2)
16,515	16,372	—	1/28/25	Federal Funds Effective Rate US minus 3.88% — Monthly	Komipharm International Co Ltd — Monthly	86
34,886	34,034	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kornit Digital Ltd — Monthly	848
3,405	3,262	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kotobuki Spirits Co Ltd — Monthly	118
27,252	27,806	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kratos Defense & Security Solutions Inc — Monthly	(558)
12,171	12,101	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kumiai Chemical Industry Co Ltd — Monthly	12
7,394	7,348	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kuraray Co Ltd — Monthly	45
6,707	6,932	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kusuri no Aoki Holdings Co Ltd — Monthly	(234)
4,516	4,588	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kyowa Exeo Corp — Monthly	(147)
3,454	3,561	—	1/28/25	Federal Funds Effective Rate US minus 4.25% — Monthly	Lacto Japan Co Ltd — Monthly	(117)
2,141	2,128	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Lantheus Holdings Inc — Monthly	12
11,237	11,694	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	LDC SA — Monthly	(459)
41,656	40,906	—	1/28/25	Federal Funds Effective Rate US minus 2.25% — Monthly	Leaf Group Ltd — Monthly	734
14,652	14,818	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	LEC Inc — Monthly	(250)
2,206	1,910	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	LendingClub Corp — Monthly	296
19,340	20,338	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Liberty Broadband Corp — Monthly	(1,001)
6,171	6,141	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Lifestyle International Holdings Ltd — Monthly	28
21,292	19,799	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Lincoln National Corp — Monthly	1,489
40,482	38,789	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Lindsay Corp — Monthly	1,555
6,399	6,315	—	1/28/25	Federal Funds Effective Rate US minus 7.25% — Monthly	Link And Motivation Inc — Monthly	32
25,061	24,536	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Littelfuse Inc — Monthly	450
33,093	30,966	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Live Oak Bancshares Inc — Monthly	2,054
25,310	26,274	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	LiveRamp Holdings Inc — Monthly	(967)
31,497	29,927	—	1/28/25	Federal Funds Effective Rate US minus 4.55% — Monthly	LiveXLive Media Inc — Monthly	1,493
8,624	8,368	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	LIXIL Group Corp — Monthly	61
18,455	17,916	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Loews Corp — Monthly	486
15,863	15,954	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Lotte Shopping Co Ltd — Monthly	(822)
13,435	12,574	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	M&T Bank Corp — Monthly	729
18,964	20,121	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	M3 Inc — Monthly	(1,200)
57,132	57,150	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	MACOM Technology Solutions Holdings Inc — Monthly	(25)
16,960	17,063	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Madison Square Garden Sports Corp — Monthly	(106)
10,627	10,826	—	1/28/25	Federal Funds Effective Rate US minus 2.25% — Monthly	Maeda Kosen Co Ltd — Monthly	(261)
12,938	12,848	—	1/28/25	Federal Funds Effective Rate US minus 0.50% — Monthly	Magnit — Monthly	86
11,510	11,484	—	1/28/25	Federal Funds Effective Rate US minus 0.50% — Monthly	Mail.Ru Group Ltd — Monthly	23
19,543	17,278	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	MainStreet Bancshares Inc — Monthly	2,263
16,598	15,967	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Malvern Bancorp Inc — Monthly	629
17,410	15,652	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Manitowoc Co Inc/The — Monthly	1,755
28,374	28,187	—	1/28/25	Federal Funds Effective Rate US minus 2.58% — Monthly	MannKind Corp — Monthly	131
27,429	24,780	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Marriott International Inc/MD — Monthly	2,645
5,453	5,476	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Maruwa Unyu Kikan Co Ltd — Monthly	(63)
9,292	9,256	—	1/28/25	Federal Funds Effective Rate US minus 3.15% — Monthly	Materialise NV — Monthly	17
4,970	5,275	—	1/28/25	Federal Funds Effective Rate US minus 0.65% — Monthly	Maxar Technologies Inc — Monthly	(306)
23,159	23,416	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Medallia Inc — Monthly	(259)
11,760	11,438	—	1/28/25	Federal Funds Effective Rate US minus 1.40% — Monthly	MediciNova Inc — Monthly	308
35,710	36,740	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Medifast Inc — Monthly	(1,238)
6,691	6,658	—	1/28/25	Federal Funds Effective Rate US minus 7.75% — Monthly	Meiko Electronics Co Ltd — Monthly	(76)
5,564	5,953	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Mercari Inc — Monthly	(404)
27,083	24,937	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Merchants Bancorp/IN — Monthly	2,141
9,607	9,454	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	MGM China Holdings Ltd — Monthly	151
21,126	19,693	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	MGP Ingredients Inc — Monthly	1,366
22,350	20,702	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Middleby Corp/The — Monthly	1,644
25,269	22,829	—	1/28/25	Federal Funds Effective Rate US minus 0.55% — Monthly	Midland States Bancorp Inc — Monthly	2,028
5,305	5,260	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	MINEBEA MITSUMI Inc — Monthly	5
9,481	9,554	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	MISUMI Group Inc — Monthly	(98)
6,637	6,749	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	MJ Gleeson PLC — Monthly	(113)
28,345	28,203	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	MKS Instruments Inc — Monthly	84
13,223	13,379	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Molina Healthcare Inc — Monthly	(160)
14,730	14,013	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	MonotaRO Co Ltd — Monthly	709
11,539	10,249	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Monro Inc — Monthly	1,289
28,467	27,195	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Motorcar Parts of America Inc — Monthly	1,269
16,955	17,287	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Mowi ASA — Monthly	(335)
9,548	9,788	—	1/28/25	Federal Funds Effective Rate US minus 8.88% — Monthly	MTG Co Ltd — Monthly	(291)
5,657	5,577	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Murata Manufacturing Co Ltd — Monthly	32
7,336	6,717	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	MVB Financial Corp — Monthly	576
6,334	6,203	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nabtesco Corp — Monthly	129
8,847	9,041	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nagoya Railroad Co Ltd — Monthly	(265)
8,090	7,967	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Nanya Technology Corp — Monthly	121
22,476	21,776	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	National Bankshares Inc — Monthly	222
11,750	10,541	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	NCR Corp — Monthly	1,207
5,956	7,197	—	1/28/25	Federal Funds Effective Rate US minus 3.64% — Monthly	nearmap Ltd — Monthly	(1,253)
6,185	5,964	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Neinor Homes SA — Monthly	220
24,523	22,880	—	1/28/25	Federal Funds Effective Rate US minus 12.16% — Monthly	Netmarble Corp — Monthly	1,409
20,043	19,653	—	1/28/25	Federal Funds Effective Rate US minus 5.50% — Monthly	New Age Beverages Corp — Monthly	289
13,056	12,402	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	New York Community Bancorp Inc — Monthly	303
23,697	23,160	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Nexstar Media Group Inc — Monthly	379
7,328	7,461	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	Nextage Co Ltd — Monthly	(162)
5,954	6,268	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nippon Building Fund Inc — Monthly	(316)
8,787	8,839	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nippon Densetsu Kogyo Co Ltd — Monthly	(190)
14,021	14,104	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nissan Shatai Co Ltd — Monthly	(175)
9,083	9,138	—	1/28/25	Federal Funds Effective Rate US minus 16.00% — Monthly	Nittoku Co Ltd — Monthly	(198)
24,408	22,730	—	1/28/25	Federal Funds Effective Rate US minus 0.21% — Monthly	NN Inc — Monthly	1,676
21,242	22,414	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Nordson Corp — Monthly	(1,220)
19,596	17,499	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Northfield Bancorp Inc — Monthly	1,919
54,314	53,409	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Novanta Inc — Monthly	898
12,566	13,204	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Novozymes A/S — Monthly	(641)
30,185	28,429	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	NOW Inc — Monthly	1,752
27,586	25,844	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	NV5 Global Inc — Monthly	1,739
6,584	6,275	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	NWS Holdings Ltd — Monthly	307
14,120	14,186	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	O'Reilly Automotive Inc — Monthly	(71)
29,455	32,038	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Ocado Group PLC — Monthly	(2,587)
42,963	43,740	—	1/28/25	Federal Funds Effective Rate US minus 1.25% — Monthly	Ocular Therapeutix Inc — Monthly	(813)
4,754	4,987	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Odakyu Electric Railway Co Ltd — Monthly	(253)
32,304	31,788	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Odonate Therapeutics Inc — Monthly	512
19,502	19,845	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ollie's Bargain Outlet Holdings Inc — Monthly	(346)
14,840	14,508	—	1/28/25	Federal Funds Effective Rate US minus 1.60% — Monthly	Omeros Corp — Monthly	309
18,394	17,397	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ON Semiconductor Corp — Monthly	994
4,281	4,029	—	1/28/25	Federal Funds Effective Rate US minus 0.60% — Monthly	OneSpaWorld Holdings Ltd — Monthly	252
35,534	36,024	—	1/28/25	Federal Funds Effective Rate US minus 12.63% — Monthly	Optim Corp — Monthly	(789)
11,824	11,665	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Oracle Corp Japan — Monthly	157
5,155	5,054	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Orchard Therapeutics plc — Monthly	100
22,410	26,750	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Organogenesis Holdings Inc — Monthly	(4,343)
18,025	16,667	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Origin Bancorp Inc — Monthly	1,282
14,702	14,289	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Orrstown Financial Services Inc — Monthly	229
33,990	33,490	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	OSI Systems Inc — Monthly	495
19,787	19,131	—	1/28/25	Federal Funds Effective Rate US minus 0.68% — Monthly	Ottogi Corp — Monthly	646
21,825	20,372	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Oxford Industries Inc — Monthly	1,330
5,774	6,008	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	Pact Group Holdings Ltd — Monthly	(235)
19,136	19,567	—	1/28/25	Federal Funds Effective Rate US minus 0.37% — Monthly	Pan Pacific International Holdings Corp — Monthly	(436)
39,823	39,166	—	1/28/25	Federal Funds Effective Rate US minus 1.25% — Monthly	PAR Technology Corp — Monthly	638
12,560	12,254	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Park24 Co Ltd — Monthly	304
4,994	5,033	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	PDL Community Bancorp — Monthly	(40)
27,141	26,750	—	1/28/25	Federal Funds Effective Rate US minus 8.76% — Monthly	Pearl Abyss Corp — Monthly	198
17,675	16,628	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Penske Automotive Group Inc — Monthly	1,044
20,778	19,373	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	People's United Financial Inc — Monthly	1,097
13,796	15,026	—	1/28/25	Federal Funds Effective Rate US minus 0.90% — Monthly	Pepkor Holdings Ltd — Monthly	(1,237)
5,342	5,295	—	1/28/25	Federal Funds Effective Rate US minus 25.00% — Monthly	Pepper Food Service Co Ltd — Monthly	(37)
4,488	4,483	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	PeptiDream Inc — Monthly	4
18,705	19,095	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Pfizer Inc — Monthly	(583)
46,109	42,486	—	1/28/25	Federal Funds Effective Rate US minus 30.66% — Monthly	Phunware Inc — Monthly	3,007
12,695	12,545	—	1/28/25	Federal Funds Effective Rate US minus 0.90% — Monthly	Pick n Pay Stores Ltd — Monthly	149
9,201	9,815	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Pirelli & C SpA — Monthly	(615)
11,406	11,721	—	1/28/25	Federal Funds Effective Rate US minus 15.00% — Monthly	PKSHA Technology Inc — Monthly	(415)
32,376	28,874	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Plantronics Inc — Monthly	3,495
22,131	21,517	—	1/28/25	Federal Funds Effective Rate US minus 2.53% — Monthly	Plug Power Inc — Monthly	559
5,429	4,908	—	1/28/25	Federal Funds Effective Rate US minus 12.30% — Monthly	PolarityTE Inc — Monthly	466
10,524	11,279	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	PolyNovo Ltd — Monthly	(757)
5,922	6,066	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Polypipe Group plc — Monthly	(145)
19,540	18,732	—	1/28/25	Federal Funds Effective Rate US minus 15.00% — Monthly	POSCO Chemical Co Ltd — Monthly	442
11,488	12,837	—	1/28/25	Federal Funds Effective Rate US minus 21.00% — Monthly	PowerCell Sweden AB — Monthly	(1,544)
14,802	16,574	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	PRADA SpA — Monthly	(1,776)
9,484	8,296	—	1/28/25	Federal Funds Effective Rate US minus 25.44% — Monthly	Precigen Inc — Monthly	888
37,724	36,123	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Prestige Consumer Healthcare Inc — Monthly	1,596
19,363	19,435	—	1/28/25	Federal Funds Effective Rate US minus 8.00% — Monthly	Prored Partners Co Ltd — Monthly	(169)
40,189	35,793	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Provident Financial Services Inc — Monthly	3,757
16,448	16,876	—	1/28/25	Federal Funds Effective Rate US minus 0.90% — Monthly	Prudential Bancorp Inc — Monthly	(439)
9,453	9,648	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Prysmian SpA — Monthly	(320)
32,614	30,006	—	1/28/25	Federal Funds Effective Rate US minus 3.20% — Monthly	Pulse Biosciences Inc — Monthly	2,519
3,207	3,108	—	1/28/25	Federal Funds Effective Rate US minus 31.51% — Monthly	Pyxus International Inc — Monthly	29
24,102	24,696	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	QTS Realty Trust Inc — Monthly	(598)
10,774	10,673	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Quanta Services Inc — Monthly	98
8,436	8,432	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Radware Ltd — Monthly	2
27,940	27,923	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Rafael Holdings Inc — Monthly	13
2,838	2,695	—	1/28/25	Federal Funds Effective Rate US minus 7.75% — Monthly	Raksul Inc — Monthly	129
3,810	3,722	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Ramsay Generale de Sante — Monthly	76
8,220	8,234	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	RaQualia Pharma Inc — Monthly	(54)
20,462	21,501	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Reckitt Benckiser Group PLC — Monthly	(1,348)
3,335	3,440	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Recruit Holdings Co Ltd — Monthly	(120)
5,425	5,123	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Regis Corp — Monthly	301
7,194	7,104	—	1/28/25	Federal Funds Effective Rate US minus 1.25% — Monthly	Reliance Worldwide Corp Ltd — Monthly	4
25,571	23,226	—	1/28/25	Federal Funds Effective Rate US minus 1.25% — Monthly	Retail Value Inc — Monthly	2,330
33,198	30,823	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	REV Group Inc — Monthly	2,119
28,160	29,361	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ribbon Communications Inc — Monthly	(1,205)
5,694	5,462	—	1/28/25	Federal Funds Effective Rate US minus 11.38% — Monthly	Ricksoft Co Ltd — Monthly	194
—	1,408	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Rights Pulse Bioscience — Monthly	(1,408)
44,445	42,318	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	Rite Aid Corp — Monthly	2,061
4,723	4,957	—	1/28/25	Federal Funds Effective Rate US minus 3.58% — Monthly	Roadrunner Transportation Systems Inc — Monthly	(247)
12,613	12,613	—	1/28/25	Federal Funds Effective Rate US minus 2.52% — Monthly	Rockwell Medical Inc — Monthly	(28)
5,698	4,522	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Rolls-Royce Holdings PLC — Monthly	1,175
12,626	12,339	—	1/28/25	Federal Funds Effective Rate US minus 2.55% — Monthly	Rubius Therapeutics Inc — Monthly	258
11,495	10,874	—	1/28/25	Federal Funds Effective Rate US minus 2.85% — Monthly	Ruentex Industries Ltd — Monthly	608
19,287	18,912	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ryder System Inc — Monthly	64
17,782	17,502	—	1/28/25	Federal Funds Effective Rate US minus 10.25% — Monthly	S-Pool Inc — Monthly	144
19,503	17,748	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	S&T Bancorp Inc — Monthly	1,529
11,991	11,780	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Samsung Heavy Industries Co Ltd — Monthly	208
12,715	12,465	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Samsung SDI Co Ltd — Monthly	245
22,558	21,219	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Sandy Spring Bancorp Inc — Monthly	1,073
6,632	6,699	—	1/28/25	Federal Funds Effective Rate US minus 2.25% — Monthly	Sanrio Co Ltd — Monthly	(132)
13,987	13,552	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Sarepta Therapeutics Inc — Monthly	434
23,023	22,292	—	1/28/25	Federal Funds Effective Rate US minus 5.05% — Monthly	Savara Inc — Monthly	629
3,493	3,311	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	SCREEN Holdings Co Ltd — Monthly	161
17,954	17,640	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Seaboard Corp — Monthly	298
6,603	6,491	—	1/28/25	Federal Funds Effective Rate US minus 10.75% — Monthly	SEC Carbon Ltd — Monthly	(77)
9,259	8,279	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Sembcorp Industries Ltd — Monthly	618
9,058	7,673	—	1/28/25	Federal Funds Effective Rate US minus 2.30% — Monthly	Seritage Growth Properties — Monthly	1,369
17,534	17,349	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Service Corp International/US — Monthly	182
39,556	36,519	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ServisFirst Bancshares Inc — Monthly	3,031
39,468	38,552	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Shake Shack Inc — Monthly	911
7,595	7,575	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Sharp Corp/Japan — Monthly	(101)
32,919	32,363	—	1/28/25	Federal Funds Effective Rate US minus 0.60% — Monthly	SharpSpring Inc — Monthly	545
24,981	25,130	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Shockwave Medical Inc — Monthly	(152)
11,731	11,642	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Shui On Land Ltd — Monthly	89
6,257	6,625	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	SIA Engineering Co Ltd — Monthly	(376)
24,046	22,593	—	1/28/25	Federal Funds Effective Rate US minus 4.15% — Monthly	Siebert Financial Corp — Monthly	1,395
8,221	7,933	—	1/28/25	Federal Funds Effective Rate US minus 10.63% — Monthly	Signpost Corp — Monthly	222
11,635	11,649	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Sino Land Co Ltd — Monthly	(18)
20,051	19,938	—	1/28/25	Federal Funds Effective Rate US minus 12.70% — Monthly	Sinopec Shanghai Petrochemical Co Ltd — Monthly	(71)
35,194	35,508	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	SiteOne Landscape Supply Inc — Monthly	(318)
16,037	15,551	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	SJM Holdings Ltd — Monthly	482
6,666	6,703	—	1/28/25	Federal Funds Effective Rate US minus 3.38% — Monthly	SMA Solar Technology AG — Monthly	(56)
44,335	43,892	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	SMART Global Holdings Inc — Monthly	436
8,265	8,924	—	1/28/25	Federal Funds Effective Rate US minus 3.88% — Monthly	Smart Metering Systems PLC — Monthly	(752)
22,883	21,788	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Snap-on Inc — Monthly	911
3,727	3,502	—	1/28/25	Federal Funds Effective Rate US minus 2.55% — Monthly	Solid Biosciences Inc — Monthly	219
16,858	15,047	—	1/28/25	Federal Funds Effective Rate US minus 46.24% — Monthly	Sonim Technologies Inc — Monthly	1,777
43,164	42,162	—	1/28/25	Federal Funds Effective Rate US minus 17.20% — Monthly	Sorrento Therapeutics Inc — Monthly	798
196,583	197,199	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	SPDR S&P 500 ETF Trust — Monthly	(1,410)
5,998	5,816	—	1/28/25	Federal Funds Effective Rate US minus 6.13% — Monthly	Sprix Ltd — Monthly	58
19,064	18,815	—	1/28/25	Federal Funds Effective Rate US minus 0.71% — Monthly	Ssangyong Cement Industrial Co Ltd — Monthly	(175)
6,263	6,438	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Stabilus SA — Monthly	(177)
22,391	22,620	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Stemline Therapeutics Inc — Monthly	(230)
25,068	25,331	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Stericycle Inc — Monthly	(267)
48,991	47,974	—	1/28/25	Federal Funds Effective Rate US minus 13.10% — Monthly	Stitch Fix Inc — Monthly	779
10,253	10,544	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	STMicroelectronics NV — Monthly	(293)
16,869	15,713	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	StoneCo Ltd — Monthly	1,155
7,394	6,935	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Stoneridge Inc — Monthly	457
10,176	10,609	—	1/28/25	Federal Funds Effective Rate US minus 12.63% — Monthly	Storytel AB — Monthly	(529)
45,052	45,571	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Sturm Ruger & Co Inc — Monthly	(781)
7,997	7,913	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	Suedzucker AG — Monthly	75
6,812	6,657	—	1/28/25	Federal Funds Effective Rate US minus 18.38% — Monthly	Suncity Group Holdings Ltd — Monthly	65
14,767	14,848	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Switch Inc — Monthly	(81)
28,874	27,966	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Sysco Corp — Monthly	903
28,188	29,012	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	T-Mobile US Inc — Monthly	(827)
11,407	11,407	—	1/28/25	Federal Funds Effective Rate US minus 28.42% — Monthly	Tailored Brands Inc — Monthly	(136)
3,370	3,360	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Taiyo Nippon Sanso Corp — Monthly	(17)
8,235	8,345	—	1/28/25	Federal Funds Effective Rate US minus 3.25% — Monthly	Taiyo Yuden Co Ltd — Monthly	(173)
17,729	18,506	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Teleflex Inc — Monthly	(796)
14,278	13,858	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Teva Pharmaceutical Industries Ltd — Monthly	418
19,239	18,269	—	1/28/25	Federal Funds Effective Rate US minus 13.29% — Monthly	TherapeuticsMD Inc — Monthly	797
25,301	26,189	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Thermo Fisher Scientific Inc — Monthly	(892)
21,384	20,947	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Thor Industries Inc — Monthly	434
11,629	10,691	—	1/28/25	Federal Funds Effective Rate US minus 17.00% — Monthly	TKP Corp — Monthly	816
38,840	40,425	—	1/28/25	Federal Funds Effective Rate US minus 0.25% — Monthly	Tocagen Inc — Monthly	(1,592)
25,356	21,759	—	1/28/25	Federal Funds Effective Rate US minus 2.55% — Monthly	Tocagen Inc — Monthly	3,553
7,987	8,170	—	1/28/25	Federal Funds Effective Rate US minus 5.25% — Monthly	Tokai Carbon Co Ltd — Monthly	(214)
13,233	12,956	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Toll Brothers Inc — Monthly	275
12,591	12,570	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	TOMRA Systems ASA — Monthly	19
29,405	29,850	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Tootsie Roll Industries Inc — Monthly	(449)
6,616	6,376	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Toyo Seikan Group Holdings Ltd — Monthly	199
9,893	9,924	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Toyo Tire Corp — Monthly	(33)
29,890	29,050	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	TPI Composites Inc — Monthly	836
22,067	23,367	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Trade Desk Inc/The — Monthly	(1,303)
21,264	20,483	—	1/28/25	Federal Funds Effective Rate US minus 1.75% — Monthly	Transcontinental Realty Investors Inc — Monthly	749
687	681	—	1/28/25	Federal Funds Effective Rate US minus 13.78% — Monthly	TransEnterix Inc — Monthly	(5)
6,438	6,503	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	Treasury Wine Estates Ltd — Monthly	(67)
20,600	21,031	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	TreeHouse Foods Inc — Monthly	(434)
23,273	23,126	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Tricida Inc — Monthly	143
24,351	22,906	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Trinity Industries Inc — Monthly	1,224
3,975	3,640	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Triumph Group Inc — Monthly	335
28,720	27,812	—	1/28/25	Federal Funds Effective Rate US minus 1.45% — Monthly	Tucows Inc — Monthly	879
12,685	12,868	—	1/28/25	Federal Funds Effective Rate US minus 3.93% — Monthly	Turk Hava Yollari AO — Monthly	(216)
26,611	25,669	—	1/28/25	Federal Funds Effective Rate US minus 0.80% — Monthly	Turning Point Brands Inc — Monthly	925
28,083	28,850	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Twilio Inc — Monthly	(769)
1,588	1,559	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Twin Disc Inc — Monthly	28
48,070	48,121	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Twist Bioscience Corp — Monthly	(57)
23,725	24,395	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Tyler Technologies Inc — Monthly	(673)
5,389	5,219	—	1/28/25	Federal Funds Effective Rate US minus 5.35% — Monthly	Tyme Technologies Inc — Monthly	152
11,793	12,527	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Ubisoft Entertainment SA — Monthly	(737)
49,994	49,234	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ultra Clean Holdings Inc — Monthly	754
15,961	16,142	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Umicore SA — Monthly	(185)
7,398	7,437	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Unicharm Corp — Monthly	(40)
26,156	24,892	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Unilever Indonesia Tbk PT — Monthly	1,188
4,918	4,880	—	1/28/25	Federal Funds Effective Rate US minus 1.75% — Monthly	Union Bankshares Inc/Morrisville VT — Monthly	(48)
37,622	36,059	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	United Bankshares Inc/WV — Monthly	1,557
26,399	26,423	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	United Parcel Service Inc — Monthly	(295)
18,884	18,433	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	United States Cellular Corp — Monthly	449
24,435	26,094	—	1/28/25	Federal Funds Effective Rate US minus 1.55% — Monthly	UNITY Biotechnology Inc — Monthly	(1,685)
4,125	3,913	—	1/28/25	Federal Funds Effective Rate US minus 1.88% — Monthly	Universal Entertainment Corp — Monthly	207
22,487	22,541	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Upwork Inc — Monthly	(57)
7,470	6,936	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	US Ecology Inc — Monthly	533
8,847	8,957	—	1/28/25	Federal Funds Effective Rate US minus 16.00% — Monthly	User Local inc — Monthly	(214)
29,736	27,786	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Valley National Bancorp — Monthly	1,946
21,222	21,776	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Varta AG — Monthly	(558)
15,249	15,319	—	1/28/25	Federal Funds Effective Rate US minus 3.56% — Monthly	VBI Vaccines Inc — Monthly	(94)
3,821	3,955	—	1/28/25	Federal Funds Effective Rate US minus 2.75% — Monthly	Vector Inc — Monthly	(142)
27,706	22,949	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Verrica Pharmaceuticals Inc — Monthly	4,754
25,556	23,057	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	VF Corp — Monthly	2,495
12,766	12,029	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ViacomCBS Inc — Monthly	735
11,108	10,584	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ViaSat Inc — Monthly	523
25,633	24,965	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Viavi Solutions Inc — Monthly	664
31,097	28,281	—	1/28/25	Federal Funds Effective Rate US minus 1.45% — Monthly	Viela Bio Inc — Monthly	2,788
32,497	28,662	—	1/28/25	Federal Funds Effective Rate US minus 1.30% — Monthly	VirnetX Holding Corp — Monthly	(511)
16,191	17,411	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Virtu Financial Inc — Monthly	(1,397)
44,485	43,056	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Visteon Corp — Monthly	1,424
15,274	14,717	—	1/28/25	Federal Funds Effective Rate US minus 23.38% — Monthly	Viva Biotech Holdings — Monthly	526
7,378	7,728	—	1/28/25	Federal Funds Effective Rate US minus 12.50% — Monthly	W-Scope Corp — Monthly	(406)
21,618	20,921	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Washington Real Estate Investment Trust — Monthly	693
19,911	18,894	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Washington Trust Bancorp Inc — Monthly	1,013
6,693	6,654	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Washtec AG — Monthly	38
11,436	11,858	—	1/28/25	Federal Funds Effective Rate US minus 0.25% — Monthly	Waste Connections Inc — Monthly	(448)
28,620	29,177	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Watsco Inc — Monthly	(853)
16,390	15,565	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Webster Financial Corp — Monthly	603
9,534	9,162	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Weir Group PLC/The — Monthly	370
32,123	30,613	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Welbilt Inc — Monthly	1,507
15,765	16,783	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Welcia Holdings Co Ltd — Monthly	(1,071)
17,612	17,377	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Western Union Co/The — Monthly	232
77,184	73,650	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	WillScot Corp — Monthly	3,524
17,316	15,843	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Wintrust Financial Corp — Monthly	1,367
12,234	11,311	—	1/28/25	Federal Funds Effective Rate US minus 3.13% — Monthly	Wiwynn Corp — Monthly	920
25,127	27,124	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Wix.com Ltd — Monthly	(1,999)
7,563	7,865	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Wm Morrison Supermarkets PLC — Monthly	(505)
12,402	11,872	—	1/28/25	Federal Funds Effective Rate US minus 0.90% — Monthly	Woolworths Holdings Ltd/South Africa — Monthly	530
28,811	29,375	—	1/28/25	Federal Funds Effective Rate US minus 5.25% — Monthly	Workman Co Ltd — Monthly	(825)
22,838	24,662	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Worldline SA/France — Monthly	(1,828)
23,175	21,905	—	1/28/25	Federal Funds Effective Rate US minus 6.25% — Monthly	XBiotech Inc — Monthly	1,159
19,357	18,757	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	XPO Logistics Inc — Monthly	596
21,385	21,064	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	Yageo Corp — Monthly	167
12,580	12,930	—	1/28/25	Federal Funds Effective Rate US minus 16.00% — Monthly	Yamashin-Filter Corp — Monthly	(525)
6,148	6,632	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Yamato Holdings Co Ltd — Monthly	(529)
6,937	7,162	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Yamazaki Baking Co Ltd — Monthly	(227)
18,338	17,942	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Yaskawa Electric Corp — Monthly	274
48,836	46,449	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	YETI Holdings Inc — Monthly	2,382
17,350	17,868	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Yihai International Holding Ltd — Monthly	(581)
30,243	28,211	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ZAGG Inc — Monthly	2,027
30,929	32,485	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Zalando SE — Monthly	(1,560)
23,673	23,532	—	1/28/25	Federal Funds Effective Rate US minus 10.25% — Monthly	Zhenro Properties Group Ltd — Monthly	(61)
9,060	8,277	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Zhuzhou CRRC Times Electric Co Ltd — Monthly	780
24,748	20,989	—	1/28/25	Federal Funds Effective Rate US minus 2.16% — Monthly	ZIOPHARM Oncology Inc — Monthly	3,721
10,072	10,457	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	zooplus AG — Monthly	(395)
14,858	13,981	—	1/28/25	Federal Funds Effective Rate US minus 9.45% — Monthly	Zynerba Pharmaceuticals Inc — Monthly	792
47,728	50,171	—	1/28/25	Federal Funds Effective Rate US minus 4.20% — Monthly	Zynex Inc — Monthly	(2,785)

Upfront premium received		—	Unrealized appreciation			604,992

Upfront premium (paid)		—	Unrealized (depreciation)			(560,571)

Total		$—			Total	$44,421

Key to holding's abbreviations
ETF/Etf	Exchange Traded Fund
SPDR/ Spdr	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2019 through May 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $8,552,451.
(NON)	This security is non-income-producing.
At the close of the reporting period, the fund maintained liquid assets totaling $3,825,595 to cover certain derivative contracts.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Financials	$9,680	$—	$—

Total common stocks	9,680	—	—
Investment companies	3,942,702	—	—
Units	938,305	—	—

Totals by level	$4,890,687	$—	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$44,421	$—

Totals by level	$—	$44,421	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$30,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com